SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS
March 31, 2023 (Unaudited)

COMMON STOCKS - 92.3%	Shares	Value
Consumer Discretionary - 6.4%
Automobiles & Components - 1.6%
Harley-Davidson, Inc.	66,806	$2,536,624
Modine Manufacturing Co. (a)	309,930	7,143,886
		9,680,510
Consumer Durables & Apparel - 2.5%
Gildan Activewear, Inc. (Canada)	170,658	5,664,139
PVH Corp.	55,354	4,935,363
Steven Madden, Ltd.	126,112	4,540,032
		15,139,534
Consumer Services - 0.3%
Papa John’s International, Inc.	19,288	1,445,250

Retailing - 2.0%
American Eagle Outfitters, Inc.	248,245	3,336,413
Ollie’s Bargain Outlet Holdings, Inc. (a)	107,110	6,205,953
Quotient Technology, Inc. (a)	664,854	2,180,721
		11,723,087
Consumer Staples - 4.1%
Food, Beverage & Tobacco - 1.9%
Hain Celestial Group, Inc. (The) (a)	525,697	9,015,704
TreeHouse Foods, Inc. (a)	41,931	2,114,580
		11,130,284
Household & Personal Products - 2.2%
Coty, Inc. - Class A (a)	1,117,696	13,479,414

Energy - 4.4%
Energy - 4.4%
Dril-Quip, Inc. (a)	213,987	6,139,287
Helmerich & Payne, Inc.	138,931	4,966,783
Murphy Oil Corp.	134,866	4,987,345
PDC Energy, Inc.	71,702	4,601,835
Range Resources Corp.	221,056	5,851,352
		26,546,602

SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Financials - 12.6%
Banks - 12.1%
Cadence Bank	256,982	$5,334,946
Columbia Banking System, Inc.	189,681	4,062,967
Community Bank System, Inc.	82,646	4,338,089
Enterprise Financial Services Corp.	79,379	3,539,510
Glacier Bancorp, Inc.	153,746	6,458,869
Hancock Whitney Corp.	153,798	5,598,247
Lakeland Financial Corp.	38,157	2,390,155
National Bank Holdings Corp. - Class A	258,545	8,650,916
Pacific Premier Bancorp, Inc.	239,325	5,748,587
Seacoast Banking Corp. of Florida	329,842	7,817,255
SouthState Corp.	109,443	7,798,908
United Community Banks, Inc.	194,344	5,464,953
WesBanco, Inc.	165,766	5,089,016
		72,292,418
Diversified Financials - 0.5%
Green Dot Corp. - Class A (a)	163,251	2,804,652

Health Care - 8.7%
Health Care Equipment & Services - 5.3%
AngioDynamics, Inc. (a)	171,598	1,774,323
ICU Medical, Inc. (a)	93,506	15,424,750
Orthofix Medical, Inc. (a)	547,210	9,165,767
Pediatrix Medical Group, Inc. (a)	227,964	3,398,943
Surmodics, Inc. (a)	92,506	2,107,287
		31,871,070
Pharmaceuticals, Biotechnology & Life Sciences - 3.4%
Alkermes PLC (Ireland) (a)	167,870	4,732,255
BioCryst Pharmaceuticals, Inc. (a)	514,725	4,292,807
Galapagos NV ADR (a)	83,928	3,242,978
ImmunoGen, Inc. (a)	635,200	2,439,168
NeoGenomics, Inc. (a)	313,420	5,456,642
		20,163,850
Industrials - 24.1%
Capital Goods - 20.7%
AAR Corp. (a)	147,177	8,028,505

SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Industrials - 24.1% (Continued)
Capital Goods - 20.7% (Continued)
Apogee Enterprises, Inc.	209,235	$9,049,414
Astec Industries, Inc.	154,464	6,371,640
AZZ, Inc.	218,674	9,018,116
CIRCOR International, Inc. (a)	304,837	9,486,527
Columbus McKinnon Corp.	106,924	3,973,296
Desktop Metal, Inc. - Class A (a)	393,372	904,756
Enerpac Tool Group Corp. - Class A	126,725	3,231,487
EnerSys	127,303	11,060,085
Mercury Systems, Inc. (a)	172,514	8,818,916
Quanex Building Products Corp.	300,385	6,467,289
Regal Rexnord Corp.	113,454	15,966,381
REV Group, Inc.	647,745	7,766,463
SPX Technologies, Inc. (a)	215,419	15,204,273
Sterling Infrastructure, Inc. (a)	216,589	8,204,391
		123,551,539
Commercial & Professional Services - 3.4%
KBR, Inc.	160,929	8,859,141
SP Plus Corp. (a)	336,565	11,540,814
		20,399,955
Information Technology - 9.8%
Software & Services - 5.8%
Conduent, Inc. (a)	1,072,450	3,678,504
CSG Systems International, Inc.	40,806	2,191,282
NCR Corp. (a)	169,548	3,999,637
OneSpan, Inc. (a)	72,261	1,264,568
Progress Software Corp.	408,838	23,487,743
		34,621,734
Technology Hardware & Equipment - 4.0%
Belden, Inc.	177,184	15,374,256
FARO Technologies, Inc. (a)	205,813	5,065,058
Lumentum Holdings, Inc. (a)	66,321	3,581,997
		24,021,311
Materials - 8.5%
Materials - 8.5%
Alamos Gold, Inc. - Class A (Canada)	759,001	9,282,582

SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Materials - 8.5% (Continued)
Materials - 8.5% (Continued)
Compass Minerals International, Inc.	345,566	$11,849,458
Element Solutions, Inc.	307,723	5,942,131
MP Materials Corp. (a)	90,611	2,554,324
Schnitzer Steel Industries, Inc. - Class A	43,608	1,356,209
Sensient Technologies Corp.	55,377	4,239,663
Silgan Holdings, Inc.	158,024	8,481,148
Summit Materials, Inc. - Class A (a)	256,466	7,306,717
		51,012,232
Real Estate - 7.5%
Real Estate - 7.5%
Cousins Properties, Inc.	153,886	3,290,083
Empire State Realty Trust, Inc. - Class A	348,165	2,259,591
Equity Commonwealth	1,097,570	22,730,675
Physicians Realty Trust	279,399	4,171,427
STAG Industrial, Inc.	185,954	6,288,964
Terreno Realty Corp.	95,249	6,153,085
		44,893,825
Utilities - 6.2%
Utilities - 6.2%
ALLETE, Inc.	125,094	8,052,301
Avista Corp.	99,516	4,224,454
New Jersey Resources Corp.	166,541	8,859,981
OGE Energy Corp.	187,990	7,079,703

SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Utilities - 6.2% (Continued)
Utilities - 6.2% (Continued)
PNM Resources, Inc.	176,529	$8,593,432
		36,809,871

Investments at Value - 92.3% (Cost $515,657,293)		$551,587,138

Other Assets in Excess of Liabilities - 7.7%		46,138,399

Net Assets - 100.0%		$597,725,537

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS
March 31, 2023 (Unaudited)

COMMON STOCKS - 97.3%	Shares	Value
Communication Services - 1.4%
Media & Entertainment - 1.4%
New York Times Co. (The) - Class A	72,396	$2,814,756

Consumer Discretionary - 9.4%
Automobiles & Components - 1.5%
Fox Factory Holding Corp. (a)	25,843	3,136,565

Consumer Durables & Apparel - 1.0%
YETI Holdings, Inc. (a)	48,885	1,955,400

Consumer Services - 4.3%
Bright Horizons Family Solutions, Inc. (a)	24,349	1,874,630
Churchill Downs, Inc.	13,383	3,440,100
Shake Shack, Inc. - Class A (a)	23,002	1,276,381
Wingstop, Inc.	11,442	2,100,522
		8,691,633
Retailing - 2.6%
Boot Barn Holdings, Inc. (a)	35,706	2,736,508
Revolve Group, Inc. (a)	57,860	1,521,718
Warby Parker, Inc. - Class A (a)	97,079	1,028,066
		5,286,292
Consumer Staples - 1.7%
Food, Beverage & Tobacco - 1.7%
Simply Good Foods Co. (The) (a)	85,016	3,381,086

Energy - 5.2%
Energy - 5.2%
Cactus, Inc. - Class A	59,431	2,450,340
Denbury, Inc. (a)	35,898	3,145,742
Matador Resources Co.	62,376	2,972,217
Range Resources Corp.	75,624	2,001,767
		10,570,066
Financials - 7.4%
Diversified Financials - 4.4%
Hamilton Lane, Inc. - Class A	44,522	3,293,737

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Financials - 7.4% (Continued)
Diversified Financials - 4.4% (Continued)
Houlihan Lokey, Inc.	38,523	$3,370,377
StepStone Group, Inc. - Class A	88,658	2,151,730
		8,815,844
Insurance - 3.0%
Goosehead Insurance, Inc. - Class A (a)	26,265	1,371,033
Kinsale Capital Group, Inc.	9,940	2,983,491
Palomar Holdings, Inc. (a)	30,789	1,699,553
		6,054,077
Health Care - 22.2%
Health Care Equipment & Services - 14.1%
Addus HomeCare Corp. (a)	32,184	3,435,964
Amedisys, Inc. (a)	20,836	1,532,488
CONMED Corp.	24,384	2,532,522
Ensign Group, Inc. (The)	40,564	3,875,485
Globus Medical, Inc. - Class A (a)	33,882	1,919,076
Inari Medical, Inc. (a)	38,246	2,361,308
Inspire Medical Systems, Inc. (a)	12,106	2,833,651
Integra LifeSciences Holdings Corp. (a)	39,556	2,270,910
Option Care Health, Inc. (a)	129,967	4,129,052
Silk Road Medical, Inc. (a)	37,435	1,464,831
Surgery Partners, Inc. (a)	61,159	2,108,151
		28,463,438
Pharmaceuticals, Biotechnology & Life Sciences - 8.1%
Alkermes PLC (Ireland) (a)	122,728	3,459,702
Avid Bioservices, Inc. (a)	151,550	2,843,078
Azenta, Inc. (a)	33,670	1,502,355
Blueprint Medicines Corp. (a)	31,234	1,405,218
Medpace Holdings, Inc. (a)	11,993	2,255,284
Natera, Inc. (a)	43,517	2,416,064
Pacira BioSciences, Inc. (a)	29,266	1,194,346
Xencor, Inc. (a)	48,116	1,341,955
		16,418,002
Industrials - 18.9%
Capital Goods - 10.8%
Ameresco, Inc. - Class A (a)	28,858	1,420,391

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Industrials - 18.9% (Continued)
Capital Goods - 10.8% (Continued)
AZEK Co., Inc. (The) - Class A (a)	93,138	$2,192,468
Comfort Systems USA, Inc.	24,106	3,518,512
Hexcel Corp.	56,461	3,853,463
John Bean Technologies Corp.	23,823	2,603,616
Kratos Defense & Security Solutions, Inc. (a)	164,637	2,219,307
Mercury Systems, Inc. (a)	29,324	1,499,043
Simpson Manufacturing Co., Inc.	21,127	2,316,364
SiteOne Landscape Supply, Inc. (a)	15,914	2,178,149
		21,801,313
Commercial & Professional Services - 6.5%
ASGN, Inc. (a)	26,567	2,196,294
CBIZ, Inc. (a)	39,925	1,975,888
Montrose Environmental Group, Inc. (a)	41,286	1,472,672
Ritchie Bros. Auctioneers, Inc. (Canada)	48,748	2,744,025
Tetra Tech, Inc.	32,673	4,799,990
		13,188,869
Transportation - 1.6%
Saia, Inc. (a)	12,083	3,287,543

Information Technology - 24.2%
Semiconductors & Semiconductor Equipment - 7.3%
Allegro MicroSystems, Inc. (a)	26,168	1,255,802
Credo Technology Group Holding, Ltd. (Cayman Islands) (a)	94,287	888,184
Onto Innovation, Inc. (a)	46,490	4,085,541
Power Integrations, Inc.	48,291	4,087,350
Silicon Laboratories, Inc. (a)	16,229	2,841,536
SiTime Corp. (a)	10,470	1,489,148
		14,647,561
Software & Services - 14.5%
BlackLine, Inc. (a)	43,936	2,950,302
Box, Inc. - Class A (a)	87,829	2,352,939
Endava PLC ADR (United Kingdom) (a)	49,253	3,308,817
Envestnet, Inc. (a)	67,724	3,973,367
Everbridge, Inc. (a)	63,140	2,189,064
Globant S.A. (Luxembourg) (a)	5,843	958,310

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Information Technology - 24.1% (Continued)
Software & Services - 14.5% (Continued)
MAXIMUS, Inc.	56,163	$4,420,028
Sprout Social, Inc. - Class A (a)	22,446	1,366,512
WNS Holdings, Ltd. ADR (Jersey) (a)	35,276	3,286,665
Workiva, Inc. (a)	44,250	4,531,643
		29,337,647
Technology Hardware & Equipment - 2.4%
Novanta, Inc. (Canada) (a)	30,916	4,918,427

Materials - 3.8%
Materials - 3.8%
Avient Corp.	55,243	2,273,802
Innospec, Inc.	27,428	2,816,033
Livent Corp. (a)	114,570	2,488,460
		7,578,295
Real Estate - 3.1%
Real Estate - 3.1%
Americold Realty Trust, Inc.	86,467	2,459,986
Terreno Realty Corp.	59,881	3,868,313
		6,328,299

Investments at Value - 97.3% (Cost $186,770,977)		$196,675,113

Other Assets in Excess of Liabilities - 2.7%		5,451,754

Net Assets - 100.0%		$202,126,867

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS
March 31, 2023 (Unaudited)

COMMON STOCKS - 92.6%	Shares	Value
Consumer Discretionary - 13.4%
Automobiles & Components - 2.4%
Fox Factory Holding Corp. (a)	3,065	$371,999
Gentex Corp.	18,800	526,964
Harley-Davidson, Inc.	10,623	403,355
		1,302,318
Consumer Durables & Apparel - 5.0%
Capri Holdings, Ltd. (a)	6,883	323,501
Carter’s, Inc.	6,320	454,534
Columbia Sportswear Co.	4,756	429,182
Gildan Activewear, Inc. (Canada)	21,304	707,080
Steven Madden, Ltd.	18,712	673,632
Universal Electronics, Inc. (a)	10,410	105,557
		2,693,486
Consumer Services - 4.4%
Choice Hotels International, Inc.	5,243	614,427
Churchill Downs, Inc.	1,577	405,368
Texas Roadhouse, Inc.	7,703	832,386
Vail Resorts, Inc.	2,228	520,639
		2,372,820
Retailing - 1.6%
American Eagle Outfitters, Inc.	21,985	295,479
Five Below, Inc. (a)	2,958	609,259
		904,738
Consumer Staples - 4.8%
Food & Staples Retailing - 1.2%
Casey’s General Stores, Inc.	2,879	623,189

Food, Beverage & Tobacco - 2.6%
Coca-Cola Consolidated, Inc.	884	473,011
Hain Celestial Group, Inc. (The) (a)	22,266	381,862
J & J Snack Foods Corp.	3,903	578,502
		1,433,375
Household & Personal Products - 1.0%
Inter Parfums, Inc.	3,918	557,296

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Energy - 3.4%
Energy - 3.4%
Devon Energy Corp.	7,202	$364,493
Matador Resources Co.	14,982	713,893
PDC Energy, Inc.	11,772	755,527
		1,833,913
Financials - 6.6%
Banks - 6.6%
Ameris Bancorp	7,423	271,533
Glacier Bancorp, Inc.	17,009	714,548
Lakeland Financial Corp.	3,361	210,533
Seacoast Banking Corp. of Florida	27,235	645,470
SouthState Corp.	10,527	750,154
United Bankshares, Inc.	12,186	428,947
United Community Banks, Inc.	18,544	521,457
		3,542,642
Health Care - 10.3%
Health Care Equipment & Services - 7.8%
Amedisys, Inc. (a)	2,910	214,031
Encompass Health Corp.	5,472	296,035
Ensign Group, Inc. (The)	7,384	705,467
Globus Medical, Inc. - Class A (a)	10,821	612,902
Insulet Corp. (a)	3,026	965,173
Integra LifeSciences Holdings Corp. (a)	4,855	278,726
NextGen Healthcare, Inc. (a)	32,940	573,485
Orthofix Medical, Inc. (a)	14,759	247,213
Phreesia, Inc. (a)	9,532	307,788
		4,200,820
Pharmaceuticals, Biotechnology & Life Sciences - 2.5%
Bio-Techne Corp.	6,039	448,033
Halozyme Therapeutics, Inc. (a)	9,367	357,726
Medpace Holdings, Inc. (a)	1,373	258,193
Veracyte, Inc. (a)	13,524	301,585
		1,365,537

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Industrials - 24.4%
Capital Goods - 16.1%
AAR Corp. (a)	12,033	$656,400
AZEK Co., Inc. (The) - Class A (a)	16,283	383,302
BWX Technologies, Inc.	6,335	399,359
Carlisle Cos., Inc.	3,662	827,868
EMCOR Group, Inc.	6,102	992,124
EnerSys	6,180	536,919
EnPro Industries, Inc.	9,497	986,643
ITT, Inc.	8,658	747,185
RBC Bearings, Inc. (a)	2,161	502,930
Regal Rexnord Corp.	3,951	556,024
SPX Technologies, Inc. (a)	9,069	640,090
Standex International Corp.	3,595	440,172
UFP Industries, Inc.	6,306	501,138
Vicor Corp. (a)	5,650	265,211
Zurn Elkay Water Solutions Corp.	13,345	285,049
		8,720,414
Commercial & Professional Services - 5.3%
CACI International, Inc. - Class A (a)	2,511	743,959
Casella Waste Systems, Inc. - Class A (a)	11,189	924,883
KBR, Inc.	21,598	1,188,970
		2,857,812
Transportation - 3.0%
Allegiant Travel Co. (a)	4,840	445,183
Forward Air Corp.	3,768	406,040
Hub Group, Inc. - Class A (a)	9,524	799,444
		1,650,667
Information Technology - 18.6%
Semiconductors & Semiconductor Equipment - 3.9%
Onto Innovation, Inc. (a)	5,372	472,091
Silicon Laboratories, Inc. (a)	5,174	905,916
Universal Display Corp.	4,565	708,168
		2,086,175

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Information Technology - 18.6% (Continued)
Software & Services - 10.5%
Agilysys, Inc. (a)	11,179	$922,379
Alteryx, Inc. - Class A (a)	9,374	551,566
BlackLine, Inc. (a)	4,536	304,593
CCC Intelligent Solutions Holdings, Inc. (a)	62,595	561,477
Endava PLC ADR (United Kingdom) (a)	5,732	385,076
MAXIMUS, Inc.	7,510	591,037
Model N, Inc. (a)	19,106	639,478
Tenable Holdings, Inc. (a)	12,741	605,325
WNS Holdings, Ltd. ADR (Jersey) (a)	12,078	1,125,307
		5,686,238
Technology Hardware & Equipment - 4.2%
Badger Meter, Inc.	6,590	802,794
Ciena Corp. (a)	13,027	684,178
Pure Storage, Inc. - Class A (a)	30,890	788,004
		2,274,976
Materials - 8.8%
Materials - 8.8%
Berry Global Group, Inc.	12,780	752,742
Compass Minerals International, Inc.	4,614	158,214
Eagle Materials, Inc.	2,283	335,030
Element Solutions, Inc.	33,279	642,617
Graphic Packaging Holding Co.	48,836	1,244,830
Huntsman Corp.	10,946	299,483
Ingevity Corp. (a)	4,639	331,781
Materion Corp.	8,750	1,015,000
		4,779,697
Real Estate - 2.3%
Real Estate - 2.3%
Cousins Properties, Inc.	6,124	130,931

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Real Estate - 2.3% (Continued)
Real Estate - 2.3% (Continued)
Equity Commonwealth	18,084	$374,520
First Industrial Realty Trust, Inc.	13,506	718,519
		1,223,970

Investments at Value - 92.6% (Cost $38,601,515)		$50,110,083

Other Assets in Excess of Liabilities - 7.4%		4,031,958

Net Assets - 100.0%		$54,142,041

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS
March 31, 2023 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Communication Services - 3.3%
Media & Entertainment - 3.3%
Alphabet, Inc. - Class C (a)	41,489	$4,314,856

Consumer Discretionary - 11.1%
Consumer Durables & Apparel - 0.9%
Capri Holdings, Ltd. (a)	25,184	1,183,648

Consumer Services - 3.9%
Papa John’s International, Inc.	18,428	1,380,810
Service Corp. International	34,869	2,398,290
Vail Resorts, Inc.	5,505	1,286,408
		5,065,508
Retailing - 6.3%
Amazon.com, Inc. (a)	15,895	1,641,795
Home Depot, Inc. (The)	5,052	1,490,946
O’Reilly Automotive, Inc. (a)	2,690	2,283,756
TJX Cos., Inc. (The)	34,510	2,704,204
		8,120,701
Consumer Staples - 8.1%
Food & Staples Retailing - 2.9%
Dollar General Corp.	9,613	2,023,152
Sysco Corp.	21,604	1,668,477
		3,691,629
Food, Beverage & Tobacco - 1.8%
Mondelēz International, Inc. - Class A	33,678	2,348,030

Household & Personal Products - 3.4%
Estée Lauder Cos., Inc. (The) - Class A	6,312	1,555,656
Unilever PLC ADR (United Kingdom)	55,055	2,859,006
		4,414,662
Energy - 5.5%
Energy - 5.5%
Chevron Corp.	17,741	2,894,622
ConocoPhillips	22,863	2,268,238

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Energy - 5.5% (Continued)
Energy - 5.5% (Continued)
Suncor Energy, Inc. (Canada)	63,229	$1,963,260
		7,126,120
Financials - 16.5%
Banks - 2.1%
JPMorgan Chase & Co.	20,921	2,726,215

Diversified Financials - 6.5%
Ares Management Corp. - Class A	36,580	3,052,236
Berkshire Hathaway, Inc. - Class B (a)	5,808	1,793,336
Visa, Inc. - Class A	15,920	3,589,323
		8,434,895
Insurance - 7.9%
Berkley (W.R.) Corp.	32,225	2,006,328
Globe Life, Inc.	23,440	2,578,869
Marsh & McLennan Cos., Inc.	12,961	2,158,655
Reinsurance Group of America, Inc.	26,583	3,529,159
		10,273,011
Health Care - 17.3%
Health Care Equipment & Services - 5.8%
Becton, Dickinson & Co	5,034	1,246,116
McKesson Corp.	4,091	1,456,601
STERIS PLC (Ireland)	8,812	1,685,559
UnitedHealth Group, Inc.	6,727	3,179,113
		7,567,389
Pharmaceuticals, Biotechnology & Life Sciences - 11.5%
Bio-Techne Corp.	22,070	1,637,373
Danaher Corp.	5,416	1,365,049
Mettler-Toledo International, Inc. (a)	1,354	2,071,904
Novo Nordisk A/S ADR (Denmark)	21,176	3,369,949
Perrigo Co. PLC (Ireland)	50,050	1,795,294
Thermo Fisher Scientific, Inc.	3,863	2,226,517
Zoetis, Inc.	14,546	2,421,036
		14,887,122

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Industrials - 13.6%
Capital Goods - 10.8%
Advanced Drainage Systems, Inc.	14,353	$1,208,666
AZEK Co., Inc. (The) - Class A (a)	86,291	2,031,290
Dover Corp.	13,918	2,114,701
Quanta Services, Inc.	31,996	5,331,814
Raytheon Technologies Corp.	34,990	3,426,571
		14,113,042
Commercial & Professional Services - 2.8%
Jacobs Solutions, Inc.	15,933	1,872,287
Republic Services, Inc.	12,870	1,740,281
		3,612,568
Information Technology - 17.7%
Semiconductors & Semiconductor Equipment - 5.5%
ASML Holding N.V. (Netherlands)	3,184	2,167,381
Marvell Technology, Inc.	41,563	1,799,678
Microchip Technology, Inc.	14,711	1,232,487
Monolithic Power Systems, Inc.	3,963	1,983,640
		7,183,186
Software & Services - 6.3%
Microsoft Corp.	21,918	6,318,959
ServiceNow, Inc. (a)	3,865	1,796,143
		8,115,102
Technology Hardware & Equipment - 5.9%
Apple, Inc.	20,336	3,353,406
Keysight Technologies, Inc. (a)	13,947	2,252,162
Zebra Technologies Corp. - Class A (a)	6,569	2,088,942
		7,694,510
Materials - 4.3%
Materials - 4.3%
Avery Dennison Corp.	14,801	2,648,343

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Materials - 4.3% (Continued)
Materials - 4.3% (Continued)
FMC Corp.	9,829	$1,200,415
Franco-Nevada Corp. (Canada)	12,201	1,778,906
		5,627,664

Investments at Value - 97.4% (Cost $81,575,792)		$126,499,858

Other Assets in Excess of Liabilities - 2.6%		3,369,221

Net Assets - 100.0%		$129,869,079

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS
March 31, 2023 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Communication Services - 10.1%
Media & Entertainment - 5.4%
Autohome, Inc. ADR (China)	2,900	$97,063
China South Publishing & Media Group Co., Ltd. - Class A (China)	86,500	146,501
Gamania Digital Entertainment Co., Ltd. (Taiwan)	75,000	180,035
IMAX China Holding, Inc. (China) (a)	20,100	19,623
Jagran Prakashan, Ltd. (India)	30,317	26,827
JOYY, Inc. ADR (China)	2,300	71,714
KT Skylife Co., Ltd. (South Korea)	3,768	22,558
Media Nusantara Citra Tbk P.T. (Indonesia) (b)	941,100	37,131
NetDragon Websoft Holdings, Ltd. (China)	100,000	175,819
Sun TV Network, Ltd. (India)	10,532	53,431
Tencent Holdings, Ltd. (China)	35,300	1,725,074
Yandex N.V. - Class A (Russia) *(b)(c)	810	0
		2,555,776
Telecommunication Services - 4.7%
America Movil S.A.B. de C.V. - Series B ADR (Mexico) (b)	5,200	109,460
APT Satellite Holdings, Ltd. (China)	654,000	205,209
China Tower Corp., Ltd. - H Shares (China) (a)	4,286,000	518,731
Emirates Telecommunications Group Co. PJSC (United Arab Emirates)	9,241	55,521
Empresa Nacional de Telecomunicaciones S.A. (Chile)	33,783	133,588
Etihad Etisalat Co. (Saudi Arabia)	25,542	281,656
Indus Towers, Ltd. (India)	39,908	69,602
KT Corp. ADR (South Korea)	19,100	216,594
LG Uplus Corp. (South Korea)	24,837	206,282
Mobile Telecommunications Co. KSCP (Kuwait)	72,798	128,105
MTN Group, Ltd. (South Africa) (b)	4,136	29,634
Ooredoo Q.P.S.C. (Qatar)	50,887	131,402
PLDT, Inc. ADR (Philippines)	1,000	25,250
TIM S.A. ADR (Brazil)	3,800	46,968
Turkcell Iletisim Hizmetleri A.S. ADR (Turkey)	8,900	38,270
		2,196,272

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Consumer Discretionary - 13.7%
Automobiles & Components - 4.7%
AAPICO Hitech PCL (Thailand)	92,400	$82,618
Apollo Tyres, Ltd. (India)	16,247	63,270
Astra Otoparts Tbk P.T. (Indonesia)	499,900	56,451
Automotive Axles, Ltd. (India)	1,927	55,583
BAIC Motor Corp., Ltd. - H Shares (China) (a)	769,500	213,720
Bajaj Auto, Ltd. (India)	1,068	50,543
Chaowei Power Holdings, Ltd. (China)	349,000	76,119
Depo Auto Parts Ind Co., Ltd. (Taiwan)	22,000	65,533
Exide Industries, Ltd. (India) (b)	16,978	36,876
Hankook Tire & Technology Co., Ltd. (South Korea)	1,358	36,211
Huayu Automotive Systems Co., Ltd. - Class A (China)	103,300	251,733
Kia Corp. (South Korea)	4,750	295,519
Maharashtra Scooters, Ltd. (India)	743	38,325
Mahindra CIE Automotive, Ltd. (India)	20,096	85,945
Oriental Holdings Bhd (Malaysia)	57,000	85,914
Qingling Motors Co., Ltd. - H Shares (China)	492,000	53,908
SNT Motiv Co., Ltd. (South Korea)	832	29,963
SL Corp. (South Korea)	1,287	27,680
Sundaram-Clayton, Ltd. (India)	677	31,057
Thai Stanley Electric PCL (Thailand)	17,267	91,299
Tianneng Power International, Ltd. (China)	172,000	203,711
Tong Yang Industry Co., Ltd. (Taiwan)	24,000	36,354
Tupy S.A. (Brazil)	12,400	59,261
Xingda International Holdings, Ltd. (China)	845,606	179,733
		2,207,326
Consumer Durables & Apparel - 2.9%
361 Degrees International, Ltd. (China) (b)	62,000	30,785
Best Pacific International Holdings, Ltd. (China)	220,000	31,669
China Lilang, Ltd. (China)	44,000	21,804
Fulgent Sun International Holding Co., Ltd. (Taiwan)	6,000	26,274
Gree Electric Appliances, Inc. of Zhuhai - Class A (China)	92,900	496,213
Handsome Co., Ltd. (South Korea)	1,160	23,181
Hisense Home Appliances Group Co., Ltd. - H Shares (China)	160,000	276,382
LF Corp. (South Korea)	3,796	50,570
Pou Chen Corp. (Taiwan)	116,000	118,821

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Consumer Discretionary - 13.7% (Continued)
Consumer Durables & Apparel - 2.9% (Continued)
Siyaram Silk Mills, Ltd. (India)	16,464	$83,667
Topkey Corp. (Taiwan)	4,000	27,507
Weiqiao Textile Co. - H Shares (China)	187,701	28,405
Youngone Corp. (South Korea)	1,843	64,649
Youngone Holdings Co., Ltd. (South Korea)	1,443	71,088
		1,351,015
Consumer Services - 0.2%
Fu Shou Yuan International Group, Ltd. (China) (a)	57,000	46,120
Genting Bhd (Malaysia)	65,800	69,725
		115,845
Retailing - 5.9%
Alibaba Group Holding, Ltd. ADR (Hong Kong) (b)	12,400	1,267,032
China Harmony Auto Holding, Ltd. (China)	136,000	17,000
China Yongda Automobiles Services Holdings, Ltd. (China)	36,000	25,575
Dogan Sirketler Grubu Holdings A.S. (Turkey)	88,473	43,148
Dogus Otomotiv Servis ve Ticaret A/S (Turkey)	7,279	46,441
EEKA Fashion Holdings, Ltd. (China)	23,000	31,058
Hyundai Home Shopping Network Corp. (South Korea)	580	21,510
Meituan - Class B (China) (a)(b)	3,560	64,586
Naspers, Ltd. - N Shares (South Africa)	1,612	298,716
Organizacion Terpel S.A. (Colombia)	19,911	32,718
Topsports International Holdings, Ltd. (China) (a)	116,000	105,739
Truworths International, Ltd. (South Africa)	11,793	35,387
Vipshop Holdings, Ltd. ADR (China) (b)	36,600	555,588
Xinhua Winshare Publishing and Media Co., Ltd. - H Shares (China)	326,000	256,075
		2,800,573
Consumer Staples - 7.0%
Food & Staples Retailing - 0.6%
BGF Retail Co., Ltd. (South Korea)	221	30,691
Cosco Capital, Inc. (Philippines)	283,000	21,376
Grupo Comercial Chedraui S.A. de C.V. (Mexico)	14,068	80,790
Keepers Holdings, Inc. (The) (Philippines)	1,071,554	30,678
Migros Ticaret A.S. (Turkey) (b)	5,531	48,330

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Consumer Staples - 7.0% (Continued)
Food & Staples Retailing - 0.6% (Continued)
Robinsons Retail Holdings, Inc. (Philippines)	53,820	$53,558
		265,423
Food, Beverage & Tobacco - 6.4%
Anadolu Efes Biracilik Ve Malt Sanayii A/S (Turkey)	9,272	31,014
Arca Continental S.A.B. de C.V. (Mexico)	35,500	321,821
China Feihe, Ltd. (China) (a)(b)	561,000	420,931
China Foods, Ltd. (China)	584,455	217,912
China Modern Dairy Holdings, Ltd. (China)	432,000	55,680
Donwong F&B Co., Ltd. (South Korea)	233	28,637
Godfrey Phillips India, Ltd. (India)	4,868	108,129
Grupo Herdez S.A.B. de C.V. (Mexico)	42,923	110,675
ITC, Ltd. (India)	68,105	318,793
JBS S.A. (Brazil)	57,800	203,581
Kaveri Seed Co., Ltd. (India)	5,346	31,151
KRBL, Ltd. (India)	9,890	41,716
Meihua Holdings Group Co., Ltd. - Class A (China) (b)	30,600	43,607
Minerva S.A. (Brazil)	39,400	81,787
Oceana Group, Ltd. (South Africa)	5,397	21,029
Orion Holdings Corp. (South Korea)	8,965	117,101
Perusahaan Perkebunan London Sumatra Tbk P.T. (Indonesia)	513,115	34,950
Savola Group (The) (Saudi Arabia) (b)	23,683	176,937
Thaifoods Group PCL (Thailand)	814,100	125,266
Tongwei Co., Ltd. (China)	60,100	340,737
VST Industries, Ltd. (India)	4,614	176,844
		3,008,298
Household & Personal Products - 0.0% (d)
Grape King Bio, Ltd. (Taiwan) (b)	4,000	23,607

Energy - 4.6%
Energy - 4.6%
Adaro Energy Indonesia Tbk P.T. (Indonesia)	322,800	62,635
Bukit Asam Tbk P.T. (Indonesia)	123,800	33,006
China Coal Energy Co., Ltd. - H Shares (China)	53,000	40,221
China Petroleum & Chemical Corp. - H Shares (China)	174,000	102,680
China Shenhua Energy Co., Ltd. - Class A (China)	9,300	38,129

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Energy - 4.6% (Continued)
Energy - 4.6% (Continued)
China Shenhua Energy Co., Ltd. - H Shares (China)	35,500	$111,715
Coal India, Ltd. (India)	85,931	224,101
Ecopetrol S.A. ADR (Colombia)	4,900	51,744
Exxaro Resources, Ltd. (South Africa)	7,514	78,542
Gazprom PJSC (Russia) *(b)(c)	101,150	0
HD Hyundai Co., Ltd. (South Korea)	468	20,846
LUKOIL PJSC ADR (Russia) *(b)(c)	2,253	0
Oil & Natural Gas Corp., Ltd. (India)	135,549	249,915
PetroChina Co., Ltd. - H Shares (China)	100,000	59,073
Petroleo Brasileiro S.A. ADR (Brazil)	19,400	202,342
Petronet LNG, Ltd. (India)	21,791	60,817
Polski Koncern Naftowy ORLEN S.A. (Poland)	9,415	127,137
PTT Exploration & Production PCL (Thailand)	23,400	102,794
Reliance Industries, Ltd. 144A (India) (e)	2,907	164,009
Rosneft Oil Co. PJSC (Russia) *(b)(c)	16,950	0
Saudi Arabian Oil Co. (Saudi Arabia) (a)	8,110	69,911
Shaanxi Coal Industry Co., Ltd. - Class A (China)	26,800	79,370
S-Oil Corp. (South Korea)	1,171	71,908
Thai Oil PCL (Thailand)	20,500	31,491
United Tractors Tbk P.T. (Indonesia)	38,300	74,504
Yankuang Energy Group Co., Ltd. - Class A (China)	6,800	35,255
Yankuang Energy Group Co., Ltd. - H Shares (China)	22,000	78,769
		2,170,914
Financials - 21.5%
Banks - 17.5%
Absa Group, Ltd. (South Africa)	31,671	323,742
Agricultural Bank of China, Ltd. - Class A (China)	76,900	34,842
Agricultural Bank of China, Ltd. - H Shares (China)	304,000	112,578
Akbank T.A.S. (Turkey)	80,117	70,865
Alliance Bank Malaysia Bhd (Malaysia)	61,900	47,840
AMMB Holdings Bhd (Malaysia)	39,100	33,353
Arab National Bank (Saudi Arabia)	34,774	240,113
Axis Bank, Ltd. (India) (a)	2,068	108,014
Banco da Amazonia S.A. (Brazil)	2,200	30,387
Banco del Bajio S.A. (Mexico) (a)	20,400	74,198

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Financials - 21.5% (Continued)
Banks - 17.5% (Continued)
Banco do Brasil S.A. (Brazil)	64,000	$493,901
Bancolombia S.A. (Colombia)	8,469	63,652
BanColombia S.A. ADR (Colombia)	1,700	42,721
Bangkok Bank PCL (Thailand) (b)	19,100	84,697
Bank CIMB Niaga Tbk P.T. (Indonesia)	1,626,600	138,111
Bank Handlowy w Warszawie S.A. (Poland)	3,187	60,347
Bank Mandiri Persero Tbk P.T. (Indonesia)	75,200	51,836
Bank of Baroda (India)	105,269	217,220
Bank of Beijing Co., Ltd. - Class A (China)	76,300	48,925
Bank of China, Ltd. - Class A (China)	94,500	46,500
Bank of China, Ltd. - H Shares (China)	1,527,000	585,397
Bank of Chongqing Co., Ltd. - H Shares (China)	45,000	24,515
Bank of Communications Co., Ltd. - H Shares (China)	349,000	219,486
Bank of India (India)	27,452	25,035
Bank of Jiangsu Co., Ltd. - Class A (China)	49,000	50,151
Bank of Nanjing Co., Ltd. - Class A (China)	29,000	37,843
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk P.T. (Indonesia)	980,946	89,093
Bank Polska Kasa Opieki S.A. (Poland)	3,850	76,621
Bank Saint Petersburg PJSC (Russia) *(b)(c)	136,120	0
Banque Saudi Fransi (Saudi Arabia)	10,258	99,530
Canara Bank (India)	43,828	152,425
China Banking Corp. (Philippines)	70,100	41,391
China CITIC Bank Corp., Ltd. - H Shares (China)	171,000	86,023
China Construction Bank Corp. - H Shares (China)	790,000	511,280
China Everbright Bank Co., Ltd. - Class A (China)	101,300	44,400
China Everbright Bank Co., Ltd. - H Shares (China)	528,000	160,173
Chongqing Rural Commercial Bank Co., Ltd. - H Shares (China)	67,000	24,422
Commercial Bank P.S.Q.C. (The) (Qatar)	59,692	95,610
DCB Bank, Ltd. (India)	26,980	35,119
Emirates NBD Bank PJSC (United Arab Emirates)	76,715	274,510
Eurobank Ergasias Services and Holdings S.A. (Greece) (b)	17,524	23,224
Faisal Islamic Bank of Egypt (Egypt) (b)	23,957	21,836
Far Eastern International Bank (Taiwan)	68,000	24,756
Federal Bank, Ltd. (India)	43,676	70,550

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Financials - 21.5% (Continued)
Banks - 17.5% (Continued)
Grupo Financiero Banorte S.A.B. de C.V. (Mexico)	15,900	$133,853
Gulf Bank KSCP (Kuwait)	35,641	34,623
Haci Omer Sabanci Holding A.S. (Turkey)	25,448	52,613
Hana Financial Group, Inc. (South Korea)	4,703	146,836
Hong Leong Financial Group Bhd (Malaysia)	12,900	52,636
Huaxia Bank Co., Ltd. - Class A (China)	40,200	31,525
Huishang Bank Corp., Ltd. - H Shares (China)	75,384	23,912
IIFL Finance, Ltd. (India)	3,221	19,183
Indian Bank (India)	41,510	146,284
Industrial & Commercial Bank of China, Ltd. - Class A (China) (b)	86,200	56,004
Industrial & Commercial Bank of China, Ltd. - H Shares (China)	525,000	279,004
Industrial Bank Co., Ltd. - Class A (China)	19,100	47,044
Industrial Bank of Korea (South Korea)	6,979	54,108
JB Financial Group Co., Ltd. (South Korea)	4,981	33,372
Karnataka Bank, Ltd. (The) (India)	12,175	20,206
Karur Vysya Bank, Ltd. (The) (India)	86,299	110,104
KB Financial Group, Inc. ADR (South Korea)	1,300	47,346
Krung Thai Bank PCL (Thailand)	209,400	101,084
Metropolitan Bank & Trust Co. (Philippines)	48,530	52,424
National Bank of Kuwait S.A.K.P. (Kuwait)	62,830	216,229
Nedbank Group, Ltd. (South Africa)	20,896	254,514
Qatar Islamic Bank SAQ (Qatar)	19,379	94,967
RHB Bank Bhd (Malaysia)	150,200	190,257
Riyad Bank (Saudi Arabia)	38,202	304,146
Saudi Investment Bank (The) (Saudi Arabia) (b)	38,631	171,530
Sberbank of Russia PJSC (Russia) *(b)(c)	19,830	0
Shinhan Financial Group Co., Ltd. ADR (South Korea)	4,700	126,618
SinoPac Financial Holdings Co., Ltd. (Taiwan)	141,843	77,290
State Bank of India (India)	18,292	116,983
Union Bank of India, Ltd. (India)	102,542	83,341
VTB Bank PJSC (Russia) *(b)(c)	339,760,000	0
Woori Financial Group, Inc. (South Korea)	10,786	94,587
		8,269,855
Diversified Financials - 2.1%
Adira Dinamika Multi Finance Tbk P.T. (Indonesia)	145,000	99,199

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Financials - 21.5% (Continued)
Diversified Financials - 2.1% (Continued)
Bank of Greece (Greece)	3,053	$55,253
Capital Securities Corp. (Taiwan) (b)	117,000	46,029
Far East Horizon, Ltd. (China)	67,000	60,165
Gentera S.A.B. de C.V. (Mexico)	128,400	140,779
Manappuram Finance, Ltd. (India)	17,650	26,672
Power Finance Corp., Ltd. (India)	86,444	160,080
REC, Ltd. (India)	171,136	241,293
Shinyoung Securities Co., Ltd. (South Korea) (b)	795	33,971
Shriram Finance Co., Ltd. (India)	3,057	47,016
Tata Investment Corp., Ltd. (India)	4,663	99,332
		1,009,789
Insurance - 1.9%
Cathay Financial Holding Co., Ltd. (Taiwan)	16,000	21,955
Central Reinsurance Co., Ltd. (Taiwan)	38,000	22,030
DB Insurance Co., Ltd. (South Korea)	1,012	58,042
Farglory Life Insurance Co., Ltd. (Taiwan)	55,356	21,381
Fubon Financial Holdings Co., Ltd. (Taiwan)	243,538	451,714
Panin Financial Tbk P.T. (Indonesia)	1,082,200	26,597
People’s Insurance Co. Group of China, Ltd. (The) - H Shares (China)	97,000	32,367
PICC Property & Casualty Co., Ltd. - H Shares (China)	96,000	97,930
Shin Kong Financial Holding Co., Ltd. (Taiwan)	83,000	22,941
Shinkong Insurance Co., Ltd. (Taiwan)	75,000	122,852
		877,809
Health Care - 3.8%
Health Care Equipment & Services - 0.7%
Sinopharm Group Co., Ltd. - H Shares (China)	57,200	172,844
TaiDoc Technology Corp. (Taiwan)	17,000	103,114
Value Added Technology Co., Ltd. (South Korea)	2,808	70,206
		346,164
Pharmaceuticals, Biotechnology & Life Sciences - 3.1%
China Medical System Holdings, Ltd. (China)	97,000	153,042
China Shineway Pharmaceutical Group, Ltd. (China)	320,000	301,198
Consun Pharmaceutical Group, Ltd. (China)	370,492	226,007

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Health Care - 3.8% (Continued)
Pharmaceuticals, Biotechnology & Life Sciences - 3.1% (Continued)
Daewon Pharmaceutical Co., Ltd. (South Korea)	8,238	$91,200
Dr. Reddy’s Laboratories, Ltd. ADR (India)	2,300	130,939
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - H Shares (China)	44,000	135,644
Marksans Pharma, Ltd. (India)	42,374	36,396
Mega Lifesciences PCL (Thailand)	17,700	21,633
SSY Group, Ltd. (China)	438,000	264,096
Tempo Scan Pacific Tbk P.T. (Indonesia)	612,000	57,400
Zydus Lifesciences, Ltd. (India)	7,918	47,451
		1,465,006
Industrials - 5.7%
Capital Goods - 3.1%
Acter Group Corp., Ltd. (Taiwan)	6,000	27,173
Amara Raja Batteries, Ltd. (India)	6,660	47,079
Apar Industries, Ltd. (India)	3,252	99,536
Beijing Urban Construction Design & Development Group Co., Ltd. - H Shares (China) (a)	81,000	25,548
BizLink Holding, Inc. (Taiwan)	3,000	27,492
China Communications Services Corp., Ltd. - H Shares (China)	62,000	30,508
China Railway Group, Ltd. - H Shares (China)	112,000	68,346
CITIC, Ltd. (China)	89,000	104,023
Coastal Contracts Bhd (Malaysia) (b)	43,300	22,365
DL Holdings Co., Ltd. (South Korea)	531	21,740
DMCI Holdings, Inc. (Philippines)	719,300	152,705
Doosan Bobcat, Inc. (South Korea)	808	27,091
Ferreycorp S.A.A. (Peru)	35,871	20,493
FSP Technology, Inc. (Taiwan)	32,000	48,551
Gamuda Bhd (Malaysia)	40,700	37,753
GS Holdings Corp. (South Korea)	2,129	65,837
Hanwha Corp. (South Korea)	1,033	20,837
KOC Holding A.S. (Turkey)	5,561	22,205
KumHOE&C., Ltd. (South Korea)	4,265	20,346
LG Balakrishnan & Bros, Ltd. (India)	5,423	49,112
LS Corp. (South Korea)	468	28,588
LT Group, Inc. (Philippines)	307,800	56,303

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Industrials - 5.7% (Continued)
Capital Goods - 3.1% (Continued)
LX International Corp. (South Korea)	2,352	$52,274
Nava, Ltd. (India)	21,296	56,781
NCC, Ltd. (India)	22,223	28,807
Shin Zu Shing Co., Ltd. (Taiwan)	10,000	28,543
Shoucheng Holdings, Ltd. (China)	268,000	69,058
Sichuan Road and Bridge Group Co., Ltd. - Class A (China)	40,186	80,750
Sinopec Engineering Group Co., Ltd. - H Shares (China)	50,000	24,852
Sunonwealth Electric Machine Industry Co., Ltd. (Taiwan)	17,000	29,234
Wilson Bayly Holmes-Ovcon, Ltd. (South Africa) (b)	6,925	41,152
Zhengzhou Coal Mining Machinery Group Co., Ltd. - H Shares (China)	20,000	20,150
		1,455,229
Commercial & Professional Services - 0.1%
Tianjin Capital Environmental Protection Group Co., Ltd. – H Shares (China)	72,000	28,685

Transportation - 2.5%
Anhui Expressway Co., Ltd. - H Shares (China)	58,000	58,513
Blue Bird Tbk P.T. (Indonesia)	415,800	48,511
Cia Sud Americana de Vapores S.A. (Chile)	627,603	62,712
COSCO SHIPPING Holdings Co., Ltd. - Class A (China)	51,297	82,515
COSCO SHIPPING Holdings Co., Ltd. - H Shares (China)	85,700	96,615
Evergreen Marine Corp. Taiwan, Ltd. (Taiwan)	11,200	58,460
Grindrod, Ltd. (South Africa)	87,555	44,850
Gujarat Pipavav Port, Ltd. (India)	23,103	32,848
HMM Co., Ltd. (South Korea)	6,939	108,774
Hyundai Glovis Co., Ltd. (South Korea)	2,436	296,574
Jiangsu Expressway Co., Ltd. - H Shares (China)	46,000	42,778
Orient Overseas International, Ltd. (Hong Kong)	5,000	95,976
Shenzhen Expressway Corp., Ltd. - H Shares (China)	28,000	24,876
Sinotrans, Ltd. - H Shares (China)	66,000	20,449
Taiwan Navigation Co., Ltd. (Taiwan)	25,000	25,537
Tianjin Port Development Holdings, Ltd. (China)	320,000	23,613
Turk Hava Yollari AO (Turkey) (b)	5,579	34,535

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Industrials - 5.7% (Continued)
Transportation - 2.5% (Continued)
ZTO Express Cayman, Inc. ADR (China)	800	$22,928
		1,181,064
Information Technology - 19.2%
Semiconductors & Semiconductor Equipment - 9.2%
ASE Technology Holding Co., Ltd. ADR (Taiwan)	46,700	372,199
Chipbond Technology Corp. (Taiwan)	18,000	40,922
Daqo New Energy Corp. ADR (China) (b)	4,700	220,148
Foxsemicon Integrated Technology, Inc. (Taiwan)	4,000	26,014
GCL Technology Holdings, Ltd. (China) (b)	410,000	106,117
King Yuan Electronics Co., Ltd. (Taiwan)	19,000	30,277
Novatek Microelectronics Corp. (Taiwan)	8,000	113,299
Radiant Opto-Electronics Corp. (Taiwan)	10,000	36,267
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	29,450	2,739,439
United Microelectronics Corp. (Taiwan)	325,000	566,801
Wonik QnC Corp. (South Korea)	6,035	118,195
		4,369,678
Software & Services - 1.5%
Cyient, Ltd. (India)	2,151	26,115
eClerx Services, Ltd. (India)	1,339	21,094
HCL Technologies, Ltd. (India)	24,258	322,178
Hinduja Global Solutions, Ltd. (India)	13,055	164,163
Oracle Financial Services Software, Ltd. (India)	627	24,978
Samsung SDS Co., Ltd. (South Korea)	1,770	157,800
		716,328
Technology Hardware & Equipment - 8.5%
Asia Vital Components Co., Ltd. (Taiwan) (b)	7,445	34,501
Catcher Technology Co., Ltd. (Taiwan)	32,000	199,364
Chicony Electronics Co., Ltd. (Taiwan)	10,000	31,197
Compeq Manufacturing Co., Ltd. (Taiwan)	32,000	48,799
DataTec, Ltd. (South Africa)	32,323	69,136
FLEXium Interconnect, Inc. (Taiwan) (b)	8,000	26,015
Gold Circuit Electronics, Ltd. (Taiwan)	9,000	28,786
Hon Hai Precision Industry Co., Ltd. (Taiwan)	92,000	313,849
INTOPS Co., Ltd. (South Korea)	2,041	55,838
IsuPetasys Co., Ltd. (South Korea)	44,465	340,392

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Information Technology - 19.2% (Continued)
Technology Hardware & Equipment - 8.5% (Continued)
Legend Holdings Corp. - H Shares (China) (a)	51,000	$54,373
LG Innotek Co., Ltd. (South Korea)	2,095	437,985
Primax Electronics, Ltd. (Taiwan)	18,000	35,671
Redington, Ltd. (India)	140,197	285,483
Samsung Electronics Co., Ltd. (South Korea)	24,075	1,186,840
Simplo Technology Co., Ltd. (Taiwan)	4,000	39,766
Taiwan PCB Techvest Co., Ltd. (Taiwan)	32,000	43,469
Wistron Corp. (Taiwan)	137,000	187,963
Wiwynn Corp. (Taiwan)	6,000	221,854
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. - H Shares (China) (a)	89,500	184,416
Zhen Ding Technology Holdings, Ltd. (Taiwan)	45,000	168,744
		3,994,441
Materials - 8.1%
Materials - 8.1%
Abou Kir Fertilizers & Chemical Industries (Egypt)	37,675	53,727
African Rainbow Minerals, Ltd. (South Africa)	4,931	63,885
Alexandria Mineral Oils Co. (Egypt)	145,776	42,894
Alpek S.A.B de C.V. (Mexico)	57,900	64,318
BBMG Corp. - H Shares (China)	184,000	23,927
Castrol India, Ltd. (India)	16,918	22,888
Chengxin Lithium Group Co., Ltd. - Class A (China)	3,100	15,581
China Hongqiao Group, Ltd. (China)	43,500	41,802
China Lumena New Materials Corp. (China) (b)(c)	1,700	0
China Metal Products Co., Ltd. (Taiwan)	23,000	26,778
China XLX Fertiliser, Ltd. (China)	38,000	20,097
Ciech S.A. (Poland)	2,180	29,287
Coromandel International, Ltd. (India)	3,953	42,407
Dongkuk Steel Mill Co., Ltd (South Korea)	2,167	20,324
Empresas CMPC S.A. (Chile)	48,326	80,973
Fufeng Group, Ltd. (China)	34,692	19,985
Ganfeng Lithium Group Co., Ltd. - Class A (China) (b)	2,500	24,234
Ganfeng Lithium Group Co., Ltd. - H Shares (China) (a)(b)	2,800	17,448
GHCL, Ltd. (India)	4,034	24,798
Gloria Material Technology Corp. (Taiwan) (b)	39,000	65,922

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Materials - 8.1% (Continued)
Materials - 8.1% (Continued)
Grupo Mexico S.A.B de C.V. - Series B (Mexico)	5,500	$26,041
Hanil Holdings Co., Ltd. (South Korea)	2,166	19,013
Henan Shenhuo Coal & Power Co., Ltd. - Class A (China)	28,200	72,608
Hindustan Zinc, Ltd. (India)	28,104	100,596
Huaibei Mining Holdings Co., Ltd. - Class A (China)	32,500	64,149
Impala Platinum Holdings, Ltd. (South Africa)	7,404	68,154
Indorama Ventures PCL (Thailand)	66,400	67,071
Jastrzebska Spolka Weglowa S.A. (Poland) (b)	2,094	23,024
Jiangxi Copper Co., Ltd. - H Shares (China)	13,000	22,009
Jindal Saw, Ltd. (India)	17,727	31,570
Jindal Steel & Power, Ltd. (India)	6,244	41,686
JK Paper, Ltd. (India)	4,561	21,262
KAMA Holdings, Ltd. (India)	165	25,278
Kumho Petrochemical Co., Ltd. (South Korea)	380	41,903
Lee & Man Chemical Co., Ltd. (China) (b)	30,000	19,803
Luxi Chemical Group Co., Ltd. - Class A (China)	36,099	71,714
Magnitogorsk Iron & Steel Works PJSC (Russia) *(b)(c)	194,390	0
Maharashtra Seamless, Ltd. (India)	8,027	34,998
Metalurgica Gerdau S.A. (Brazil)	15,400	36,009
National Aluminium Co., Ltd. (India)	26,103	25,010
Nickel Asia Corp. (Philippines)	180,700	22,525
NMDC, Ltd. (India)	70,969	96,694
Northam Platinum Holdings, Ltd. (South Africa) (b)	4,508	36,654
Novolipetsk Steel PJSC (Russia) *(a)(b)(c)	2,870	0
PCC Rokita S.A. (Poland)	2,229	72,482
Polyplex Thailand PCL (Thailand)	35,000	18,033
Poongsan Corp. (South Korea)	1,013	29,353
POSCO Holdings, Inc. ADR (South Korea)	4,500	313,605
Rashtriya Chemicals & Fertilizers, Ltd. (India)	21,227	24,750
SABIC Agri-Nutrients Co. (Saudi Arabia)	8,395	286,234
Sappi, Ltd. (South Africa)	7,792	20,049
Sasol, Ltd. (South Africa)	12,164	164,392
SeAH Besteel Holdings Corp. (South Korea)	1,874	32,503
SeAH Steel Holdings Corp. (South Korea)	194	21,620
Shougang Fushan Resources Group, Ltd. (China)	66,000	20,982

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Materials - 8.1% (Continued)
Materials - 8.1% (Continued)
Sibanye-Stillwater, Ltd. ADR (South Africa)	4,100	$34,112
Sitios LatinoAmerica S.A.B. de C.V. (Mexico) (b)	10,500	4,329
Sociedad Quimica y Minera de Chile S.A. ADR (Chile)	900	72,954
Swancor Holding Co., Ltd. (Taiwan) (b)	13,000	43,775
Taiwan Hon Chuan Enterprise Co., Ltd. (Taiwan)	11,000	35,068
Tharisa PLC (South Africa)	30,632	38,260
Tianqi Lithium Corp. - Class A (China) (b)	7,000	77,111
Ton Yi Insudtrial Corp. (Taiwan)	112,000	71,033
TPI Polene PCL (Thailand)	473,300	22,169
UPL, Ltd. (India)	10,733	93,944
Vale S.A. ADR (Brazil)	29,974	472,990
Vedanta, Ltd. (India)	28,782	96,458
Yunnan Aluminium Co., Ltd. - Class A (China)	39,200	77,619
		3,812,871
Real Estate - 1.8%
Real Estate - 1.8%
AP Thailand PCL (Thailand)	175,900	61,812
China Electronics Optics Valley Union Holding Co., Ltd. (China)	346,735	15,174
China Resources Land, Ltd. (China)	26,000	118,399
Chong Hong Construction Co., Ltd. (Taiwan)	9,000	23,121
Emaar Properties PJSC (United Arab Emirates)	128,297	196,027
Gemdale Properties and Investment Corp., Ltd. (China)	320,000	21,947
Greentown China Holdings, Ltd. (China)	27,000	34,945
Highwealth Construction Corp. (Taiwan)	17,000	22,926
Huaku Development Co., Ltd. (Taiwan)	8,000	24,359
Mah Sing Group Bhd (Malaysia)	252,500	33,839
Ozak Gayrimenkul Yatirim Ortakligi (Turkey) (b)	39,142	24,873
Poly Property Group Co., Ltd. (China)	268,000	58,934
Shanghai Industrial Urban Development Group, Ltd. (China)	99,862	6,302
Supalai PCL (Thailand)	131,600	85,516
Youngor Group Co., Ltd. - Class A (China)	103,400	98,213
		826,387
Utilities - 2.7%
Utilities - 2.7%
Beijing Enterprises Holdings, Ltd. (China)	54,500	196,175

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Utilities - 2.7% (Continued)
Utilities - 2.7% (Continued)
Canvest Environmental Protection Group Co., Ltd. (China)	45,000	$20,797
Cia de Saneamento de Minas Gerais Copasa MG (Brazil)	7,100	22,037
Cia Energética de Minas Gerais ADR (Brazil)	31,400	70,336
ENN Natural Gas Co., Ltd. - Class A (China) (b)	18,700	56,766
Gas Malaysia Bhd (Malaysia)	33,900	24,321
GD Power Development Co., Ltd. - Class A (China) (b)	72,400	40,113
Korea Gas Corp. (South Korea)	3,139	65,241
Kunlun Energy Co., Ltd. (China)	208,000	162,390
Malakoff Corp. Bhd (Malaysia)	159,200	24,925
NTPC, Ltd. (India)	109,398	233,660
OGK-2 PJSC (Russia) *(b)(c)	5,740,000	0
Perusahaan Gas Negara Tbk P.T. (Indonesia)	174,900	16,161
Power Grid Corp. of India, Ltd. (India)	79,348	218,546
Saudi Electricity Co. (Saudi Arabia)	19,507	121,745
		1,273,213

Total Common Stocks (Cost $42,829,770)		$46,321,568

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

PREFERRED STOCKS - 1.6%	Shares	Value
Energy - 0.5%
Energy - 0.5%
Petroleo Brasileiro S.A. ADR (Brazil)	23,700	$219,936
Surgutneftegas PJSC (Russia) *(b)(c)	541,500	0
		219,936
Industrials - 0.1%
Capital Goods - 0.1%
Randon S.A. Implementos e Participacoes (Brazil)	38,100	56,460

Information Technology - 0.5%
Technology Hardware & Equipment - 0.5%
Samsung Electronics Co., Ltd. (South Korea)	6,309	261,732

Materials - 0.4%
Materials - 0.4%
Gerdau S.A. (Brazil)	37,170	185,560

Utilities - 0.1%
Utilities - 0.1%
Cia de Saneamento do Parana (Brazil)	60,000	42,977

Total Preferred Stocks (Cost $986,078)		$766,665

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

WARRANTS - 0.0% (d)	Shares	Value
Real Estate - 0.0% (d)
Real Estate - 0.0% (d)
Noble Development PCL (Cost $0)	14,775	$125

Investments at Value - 99.8% (Cost $43,815,848)		$47,088,358

Other Assets in Excess of Liabilities - 0.2%		93,808

Net Assets - 100.0%		$47,182,166

*	Security has been suspended of trading due to the ongoing conflict in Russia and Ukraine. As result, management made the decision to value the security at $0.

(a)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $1,923,358, which represents 4.1% of net assets as of March 31, 2023.

(b)	Non-income producing security.

(c)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

(d)	Percentage rounds to less than 0.1%.

(e)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
Country Breakdown
March 31, 2023 (Unaudited)

Country	Value	% of Net Assets
China	$14,225,538	30.2%
Taiwan	7,255,361	15.4%
India	6,156,963	13.0%
South Korea	5,835,676	12.4%
Brazil	2,224,532	4.7%
Saudi Arabia	1,751,802	3.7%
South Africa	1,622,208	3.4%
Hong Kong	1,363,008	2.9%
Mexico	1,066,264	2.3%
Thailand	895,608	1.9%
Indonesia	825,585	1.7%
Malaysia	622,928	1.3%
United Arab Emirates	526,058	1.1%
Philippines	456,210	1.0%
Turkey	412,294	0.9%
Poland	388,898	0.8%
Kuwait	378,957	0.8%
Chile	350,227	0.7%
Qatar	321,979	0.7%
Colombia	190,835	0.4%
Egypt	118,457	0.3%
Greece	78,477	0.2%
Peru	20,493	0.0	% (a)
Russia	0	0.0%
Total Investments	$47,088,358	99.8%
Other Assets in Excess of Liabilities	93,808	0.2%
Net Assets	$47,182,166	100.0%

(a)	Percentage rounds to less than 0.1%.

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS
March 31, 2023 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Communication Services - 4.3%
Media & Entertainment - 2.0%
ITV PLC (United Kingdom)	549,384	$564,296
MIXI, Inc. (Japan)	10,900	219,281
Moneysupermarket.com Group PLC (United Kingdom)	18,939	58,178
Perion Network, Ltd. (Israel) (a)	2,473	96,367
Seven West Media, Ltd. (Australia) (a)	673,736	187,622
SKY Perfect JSAT Holdings, Inc. (Japan)	47,800	186,706
Television Francaise 1 (France)	79,730	704,445
TX Group A.G. (Switzerland)	572	67,008
		2,083,903
Telecommunication Services - 2.3%
Airtel Africa PLC (United Kingdom) (b)	403,957	529,979
ARTERIA Networks Corp. (Japan)	30,244	291,385
Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)	200,635	273,077
Millicom International Cellular S.A. (Sweden) (a)	25,586	485,472
Proximus S.A.D.P. (Belgium)	32,961	318,805
SmarTone Telecommunications Holdings, Ltd. (Hong Kong)	367,575	235,580
Telekom Austria A.G. (Austria) (a)	43,321	326,587
		2,460,885
Consumer Discretionary - 12.8%
Automobiles & Components - 4.3%
FCC Co., Ltd. (Japan)	14,093	165,211
Gestamp Automocion S.A. (Spain)	139,472	631,172
G-Tekt Corp. (Japan)	13,800	149,460
Johnson Electric Holdings, Ltd. (Hong Kong)	170,500	193,573
KYB Corp. (Japan)	6,600	200,733
Mitsubishi Motors Corp. (Japan) (a)	115,400	454,795
Niterra Co., Ltd. (Japan)	32,900	680,838
Pacific Industrial Co., Ltd. (Japan)	17,025	148,858
Piaggio & C. S.p.A. (Italy) (a)	52,861	225,379
Schaeffler A.G. - Preferred Shares (Germany)	77,163	587,763
Toyo Tire Corp. (Japan)	30,700	359,364
Vitesco Technologies Group A.G. (Germany) (a)	2,082	150,585
Yokohama Rubber Co., Ltd. (The) (Japan)	28,100	595,154
		4,542,885

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Consumer Discretionary - 12.8% (Continued)
Consumer Durables & Apparel - 4.0%
Bellway PLC (United Kingdom)	5,401	$147,123
Cleanup Corp. (Japan)	15,900	83,004
Coats Group PLC (United Kingdom)	256,538	233,248
SANKYO Co., Ltd. (Japan)	21,000	876,838
Starts Corp., Inc. (Japan)	2,600	50,058
Stella International Holdings, Ltd. (Hong Kong)	184,500	196,488
Sumitomo Forestry Co., Ltd. (Japan)	38,100	756,918
Tamron Co., Ltd. (Japan)	16,499	393,236
Texhong Textile Group, Ltd. (Hong Kong)	638,000	489,416
Vistry Group PLC (United Kingdom)	101,471	981,910
		4,208,239
Consumer Services - 1.5%
AcadeMedia A.B. (Sweden) (b)	48,101	239,124
Betsson A.B. - B Shares (Sweden) (a)	109,724	1,044,115
Cie des Alpes (France)	19,473	270,880
		1,554,119
Retailing - 3.0%
Accent Group, Ltd. (Australia)	232,904	371,074
Adastria Co., Ltd. (Japan)	4,600	85,051
Carasso Motors, Ltd. (Israel) (a)	23,979	113,292
Delek Automotive Systems, Ltd. (Israel)	33,084	307,941
IDOM, Inc. (Japan)	78,800	509,959
Inchcape PLC (United Kingdom)	58,260	558,496
Nick Scali, Ltd. (Australia)	32,017	201,483
Super Retail Group, Ltd. (Australia)	64,654	546,858
VT Holdings Co., Ltd. (Japan)	33,300	127,617
Wickes Group PLC (United Kingdom) (a)	210,000	358,035
		3,179,806
Consumer Staples - 6.1%
Food & Staples Retailing - 3.3%
Axial Retailing, Inc. (Japan)	11,675	303,055
GrainCorp, Ltd. - Class A (Australia)	148,795	690,605
Halows Co., Ltd. (Japan)	12,239	294,761
Life Corp. (Japan)	12,105	236,325
Marks & Spencer Group PLC (United Kingdom) (a)	220,047	453,979

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Consumer Staples - 6.1% (Continued)
Food & Staples Retailing - 3.3% (Continued)
Mitsubishi Shokuhin Co., Ltd. (Japan)	22,119	$543,582
Sundrug Co., Ltd. (Japan)	22,600	620,071
Tsuruha Holdings, Inc. (Japan)	6,100	406,615
		3,548,993
Food, Beverage & Tobacco - 2.7%
Agrana Beteiligungs A.G. (Austria)	534	9,471
Austevoll Seafood A.S.A. (Norway)	29,922	268,272
Bumitama Agri, Ltd. (Singapore)	144,400	61,572
First Pacific Co., Ltd. (Hong Kong)	384,000	123,413
Golden Agri-Resources, Ltd. (Singapore)	2,175,700	467,383
Mitsui DM Sugar Holdings Co., Ltd. (Japan)	7,918	121,527
Morinaga Milk Industry Co., Ltd. (Japan)	9,600	345,318
Origin Enterprises PLC (Ireland)	29,446	131,915
Premier Foods PLC (United Kingdom)	36,303	54,398
Scandinavian Tobacco Group A/S (Denmark) (b)	31,078	618,747
Starzen Co., Ltd. (Japan)	4,705	77,281
Suedzucker A.G. (Germany)	32,630	548,307
Vilmorin & Cie S.A. (France)	1,134	53,572
		2,881,176
Household & Personal Products - 0.1%
Best World International, Ltd. (Singapore) (a)	38,000	70,389

Corporate - 0.0% (c)
Financials - 0.0% (c)
FleetPartners Group, Ltd. (Australia) (a)	34,349	48,118

Energy - 2.8%
Energy - 2.8%
BW LPG, Ltd. (Norway) (b)	5,546	41,600
Cosmo Energy Holdings Co., Ltd. (Japan)	23,800	771,076
CropEnergies A.G. (Germany)	8,903	109,504
d’Amico International Shipping S.A. (Italy) (a)	206,627	104,667
Etablissements Maurel et Prom S.A. (France) (a)	46,061	172,109
Gulf Keystone Petroleum, Ltd. (United Kingdom)	150,607	270,895
Hafnia, Ltd. (Norway)	42,973	246,583

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Energy - 2.8% (Continued)
Energy - 2.8% (Continued)
Naphtha Israel Petroleum Corp., Ltd. (Israel)	25,068	$106,400
New Hope Corp., Ltd. (Australia)	104,630	397,877
Oil Refineries, Ltd. (Israel)	573,467	156,923
Saras S.p.A. (Italy) (a)	94,704	147,183
Whitehaven Coal, Ltd. (Australia)	91,811	413,379
		2,938,196
Financials - 11.0%
Banks - 6.5%
77 Bank, Ltd. (The) (Japan)	5,878	96,051
Banco BPM S.p.A. (Italy)	74,280	290,222
Banco de Sabadell S.A. (Spain)	162,950	175,278
Bank of East Asia, Ltd. (The) (Hong Kong)	83,800	106,455
Bank of Georgia Group PLC (United Kingdom)	30,973	1,051,998
BAWAG Group A.G. (Austria) (a)(b)	5,407	262,665
Bendigo and Adelaide Bank, Ltd. (Australia)	15,106	87,885
BPER Banca (Italy)	242,014	595,577
Collector Bank A.B. (Sweden) (a)	27,515	95,370
Dah Sing Banking Group, Ltd. (Hong Kong) (a)	219,600	168,188
Dah Sing Financial Holdings, Ltd. (Hong Kong)	23,200	59,586
Deutsche Beteiligungs A.G. (Germany)	2,305	69,845
Helia Group, Ltd. (Australia)	514,342	989,654
Nishi-Nippon Financial Holdings, Inc. (Japan)	81,300	668,704
OSB Group PLC (United Kingdom)	16,126	96,470
Sydbank A/S (Denmark)	19,698	885,682
TBC Bank Group PLC (United Kingdom)	32,713	903,997
Tokyo Kiraboshi Financial Group, Inc. (Japan)	8,900	176,911
Virgin Money UK PLC (United Kingdom)	62,890	113,667
		6,894,205
Diversified Financials - 3.0%
Banca IFIS S.p.A. (Italy)	9,076	137,435
Cembra Money Bank A.G. (Switzerland) (a)	638	50,221
Credit Saison Co., Ltd. (Japan)	42,000	533,909
Fuyo General Lease Co., Ltd. (Japan)	7,900	537,553
Jaccs Co., Ltd. (Japan)	17,037	565,654
Leonteq A.G. (Switzerland)	7,520	420,894

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Financials - 11.0% (Continued)
Diversified Financials - 3.0% (Continued)
Pepper Money, Ltd. (Australia)	47,161	$41,736
Resurs Holding A.B. (Sweden) (b)	243,662	542,829
Sun Hung Kai & Co., Ltd. (Hong Kong)	213,000	81,257
TP ICAP Group PLC (United Kingdom) (a)	130,633	290,245
		3,201,733
Insurance - 1.5%
ASR Nederland N.V. (Netherlands)	11,340	451,308
Phoenix Holdings, Ltd. (The) (Israel)	47,210	468,740
SCOR S.E. (France)	14,613	332,326
Unipol Gruppo S.p.A. (Italy)	50,858	261,138
		1,513,512
Health Care - 6.2%
Health Care Equipment & Services - 4.2%
Ambea A.B. (Sweden) (b)	100,251	350,602
Ansell, Ltd. (Australia)	33,868	603,498
BML, Inc. (Japan)	18,400	429,572
Coltene Holding A.G. (Switzerland) (a)	1,723	135,761
Eiken Chemical Co., Ltd. (Japan)	29,750	351,740
Elekta A.B. - B Shares (Sweden)	25,190	192,492
Fagron (Belgium) (a)	27,537	470,532
Galenica A.G. (Switzerland) (b)	13,616	1,152,098
Guerbet (France)	4,052	80,167
H.U. Group Holdings, Inc. (Japan)	18,400	370,529
Metall Zug A.G. (Switzerland)	66	136,721
Oceania Healthcare, Ltd. (New Zealand)	169,236	77,513
Ryman Healthcare, Ltd. (New Zealand)	19,356	63,572
		4,414,797
Pharmaceuticals, Biotechnology & Life Sciences - 2.0%
Alliance Pharma PLC (United Kingdom)	603,032	513,320
Boiron S.A. (France)	5,279	227,331
COSMO Pharmaceuticals N.V. (Switzerland) (a)	1,601	99,408
Gerresheimer A.G. (Germany)	3,936	390,356
H Lundbeck A/S (Denmark)	66,230	306,475
Indivior PLC (United Kingdom) (a)	11,269	192,500

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Health Care - 6.2% (Continued)
Pharmaceuticals, Biotechnology & Life Sciences - 2.0% (Continued)
Kissei Pharmaceutical Co., Ltd. (Japan)	20,582	$410,985
		2,140,375
Industrials - 22.5%
Capital Goods - 14.7%
Alimak Group A.B. (Sweden) (b)	16,658	118,600
Austal, Ltd. (Australia)	28,833	33,326
Balfour Beatty PLC (United Kingdom)	129,852	596,564
Central Glass Co., Ltd. (Japan)	24,000	532,824
Danieli & C. Officine Meccaniche S.p.A. (Italy)	27,381	543,361
Deutz A.G. (Germany)	90,456	587,096
dormakaba Holding A.G. (Switzerland)	124	53,061
E-Commodities Holdings, Ltd. (Hong Kong) (a)	727,818	135,381
Fletcher Building, Ltd. (New Zealand)	143,353	392,338
Fujikura, Ltd. (Japan)	75,300	534,931
Hanwa Co., Ltd. (Japan)	17,800	532,177
IDEC Corp. (Japan)	24,200	630,608
Implenia A.G. (Switzerland)	14,193	595,709
Inwido A.B. (Sweden)	6,080	64,781
Iveco Group N.V. (Italy) (a)	42,258	399,723
JOST Werke A.G. (Germany) (b)	5,957	314,167
Kanamoto Co., Ltd. (Japan)	14,759	243,189
Keller Group PLC (United Kingdom)	54,533	456,802
Koninklijke BAM Groep N.V. (Netherlands) (a)	211,056	503,126
Makino Milling Machine Co., Ltd. (Japan)	9,100	334,449
Morgan Advanced Materials PLC (United Kingdom)	12,991	45,639
Morgan Sindall Group PLC (United Kingdom)	37,001	773,781
NCC A.B. - B Shares (Sweden)	12,693	112,576
Nichias Corp. (Japan)	18,600	374,889
Noritake Co., Ltd. (Japan)	7,825	271,636
NRW Holdings, Ltd. (Australia)	525,244	846,633
OC Oerlikon Corp. A.G. (Switzerland)	28,168	159,749
Porr A.G. (Austria)	16,866	246,980
Rexel S.A. (France)	38,480	915,034
Sanwa Holdings Corp. (Japan)	35,000	375,510
Sanyo Denki Co., Ltd. (Japan)	11,200	521,994

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Industrials - 22.5% (Continued)
Capital Goods - 14.7% (Continued)
Sojitz Corp. (Japan)	50,800	$1,061,569
Star Micronics Co., Ltd. (Japan)	56,100	765,575
Strabag SE (Austria)	8,166	349,440
Vesuvius PLC (United Kingdom)	111,871	571,171
Yangzijiang Shipbuilding Holdings, Ltd. (Singapore)	624,200	564,591
		15,558,980
Commercial & Professional Services - 2.1%
APM Human Services International, Ltd. (Australia)	104,000	138,224
Elis S.A. (France)	28,023	536,050
Loomis A.B. (Sweden)	19,115	654,855
Prosegur Cash S.A. (Spain) (b)	118,876	91,036
Prosegur Cia de Seguridad S.A. (Spain)	95,790	190,036
Renewi PLC (United Kingdom) (a)	11,351	84,985
Societe BIC S.A. (France)	3,144	198,356
SThree PLC (United Kingdom)	59,795	307,241
		2,200,783
Transportation - 5.7%
bpost S.A. (Belgium)	76,431	435,906
D/S Norden A/S (Denmark)	16,487	1,108,786
Golden Ocean Group, Ltd. (Norway)	64,497	609,514
Hoegh Autoliners A.S.A. (Norway) (b)	27,614	155,413
Kawasaki Kisen Kaisha, Ltd. (Japan)	18,300	419,751
Konoike Transport Co., Ltd. (Japan)	15,400	173,682
Mitsui OSK Lines, Ltd. (Japan)	4,400	110,348
Mitsui-Soko Holdings Co., Ltd. (Japan)	12,500	371,341
MPC Container Ships A.S.A. (Norway)	185,145	296,397
NS United Kaiun Kaisha, Ltd. (Japan)	3,838	119,661
Pacific Basin Shipping, Ltd. (Hong Kong)	877,000	339,392
Redde Northgate PLC (United Kingdom)	110,559	471,239
Seino Holdings Co., Ltd. (Japan)	30,712	339,070
Stolt-Nielsen, Ltd. (Norway)	16,916	541,596
Wallenius Wilhelmsen A.S.A. (Norway)	60,601	438,665
ZIM Integrated Shipping Services, Ltd. (Israel)	6,900	162,702
		6,093,463

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Information Technology - 9.9%
Semiconductors & Semiconductor Equipment - 2.3%
Elmos Semiconductor S.E. (Germany)	9,922	$965,967
Ferrotec Holdings Corp. (Japan)	16,400	414,907
u-blox Holding A.G. (Switzerland) (a)	7,169	1,002,100
		2,382,974
Software & Services - 3.5%
ATEA A.S.A. (Norway) (a)	5,214	63,771
Computacenter PLC (United Kingdom)	35,081	930,442
Data#3, Ltd. (Australia)	9,893	48,363
Econocom Group S.A./N.V. (Belgium)	50,511	162,245
Hansen Technologies, Ltd. (Australia)	100,662	311,950
Indra Sistemas S.A. (Spain)	52,851	715,462
Know IT A.B. (Sweden)	4,773	94,936
Sopra Steria Group (France)	1,898	398,935
TietoEVRY OYJ (Finland)	20,663	649,253
transcosmos, Inc. (Japan)	15,700	372,676
		3,748,033
Technology Hardware & Equipment - 4.1%
Alps Alpine Co., Ltd. (Japan)	45,200	435,012
AT&S Austria Technologie & Systemtechnik A.G. (Austria)	10,929	337,204
Citizen Watch Co., Ltd. (Japan)	59,400	349,513
Codan, Ltd. (Australia)	97,836	358,309
Hakuto Co., Ltd. (Japan)	12,700	473,226
Ituran Location and Control, Ltd. (Israel)	25,623	558,069
Kaga Electronics Co., Ltd. (Japan)	12,300	467,131
Koa Corp. (Japan)	8,900	124,317
Macnica Holdings, Inc. (Japan)	15,600	444,385
PAX Global Technology, Ltd. (Hong Kong)	55,000	46,185
Siix Corp. (Japan)	30,600	327,337
SoftwareOne Holding A.G. (Switzerland) (a)	23,215	331,236
Spirent Communications PLC (United Kingdom)	19,983	42,955
		4,294,879
Materials - 9.3%
Materials - 9.3%
Acerinox S.A. (Spain)	31,738	326,688
Coronado Global Resources, Inc. (Australia) (b)	537,937	587,800

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Materials - 9.3% (Continued)
Materials - 9.3% (Continued)
Daicel Corp. (Japan)	20,600	$155,670
Daido Steel Co., Ltd. (Japan)	9,200	362,150
DS Smith PLC (United Kingdom)	173,707	676,335
Grange Resources, Ltd. (Australia)	822,686	398,203
Incitec Pivot, Ltd. (Australia)	444,687	937,180
K+S A.G. (Germany)	31,617	673,414
Kanto Denka Kogya Co., Ltd. (Japan)	39,100	305,889
Kobe Steel, Ltd. (Japan)	83,800	668,083
Mitsui Mining & Smelting Co., Ltd. (Japan)	12,200	296,830
Mount Gibson Iron, Ltd. (Australia) (a)	735,763	263,356
Nippon Soda Co., Ltd. (Japan)	9,600	334,983
Norske Skog A.S.A. (Norway) (a)(b)	39,497	218,828
OCI N.V. (Netherlands)	3,302	111,960
Outokumpu OYJ (Finland)	64,248	350,038
Pan African Resources PLC (United Kingdom)	2,213,977	452,852
Perseus Mining, Ltd. (Australia)	51,984	82,526
Salzgitter A.G. (Germany)	11,573	458,483
Semapa-Sociedade de Investimento e Gestao (Portugal)	21,864	324,386
SSAB A.B. - B Shares (Sweden)	110,989	793,318
Tokyo Steel Manufacturing Co., Ltd. (Japan)	43,400	448,256
Yamato Kogyo Co., Ltd. (Japan)	14,300	578,109
		9,805,337
Real Estate - 9.6%
Real Estate - 9.6%
Carmila S.A. (France)	19,070	286,038
Centuria Office REIT (Australia)	363,682	349,181
Charter Hall Retail REIT (Australia)	203,984	516,270
Cibus Nordic Real Estate A.B. (Sweden)	7,922	82,780
Civitas Social Housing PLC (United Kingdom)	72,130	47,799
Cromwell European Real Estate Investment Trust (Singapore)	144,889	237,317
Eagle Hospitality Trust (Singapore) (a)(d)	1,204,600	0
Eurocommercial Properties N.V. (Netherlands)	19,044	434,088
Growthpoint Properties Australia, Ltd. (Australia)	23,548	48,280
Ichigo Office REIT Investment Corp. (Japan)	738	538,625
Immobel S.A. (Belgium)	226	11,763

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Real Estate - 9.6% (Continued)
Real Estate - 9.6% (Continued)
Impact Healthcare REIT PLC (United Kingdom)	243,447	$276,907
Intershop Holding A.G. (Switzerland)	228	165,901
Isras Investment Co., Ltd. (Israel)	2,264	373,096
Japan Excellent, Inc. (Japan)	194	175,572
K Wah International Holdings, Ltd. (Hong Kong)	375,194	133,350
Kenedix Office Investment Corp. (Japan)	221	511,231
Kenedix Retail REIT Corp. (Japan)	438	776,146
Keppel Pacific Oak US REIT (Singapore)	441,988	167,955
Landis+Gyr Group A.G. (Switzerland) (a)	1,606	123,633
NewRiver REIT PLC (United Kingdom) (b)	211,652	206,015
Nexity S.A. (France)	6,049	151,930
Norstar Holdings, Inc. (Israel) (a)	8,428	21,281
Orix JREIT, Inc. (Japan)	449	569,335
Pandox A.B. (Sweden) (a)	42,470	529,850
Prime US REIT (Singapore)	788,100	252,581
Regional REIT, Ltd. (United Kingdom) (b)	475,955	318,247
Sagax A.B. (Sweden)	190,075	479,838
Sasseur Real Estate Investment Trust (Singapore)	447,706	250,616
Sun Frontier Fudousan Co., Ltd. (Japan)	36,000	348,601
Takara Leben Real Estate Investment Corp. (Japan)	352	238,021
Target Healthcare REIT PLC (United Kingdom)	576,392	498,465
Tosei Corp. (Japan)	43,125	480,215
UK Commercial Property REIT, Ltd. (United Kingdom)	322,128	205,156
Wereldhave N.V. (Netherlands)	4,466	68,922
Yanlord Land Group, Ltd. (Singapore)	389,800	266,986
		10,141,991
Utilities - 3.3%
Utilities - 3.3%
A2A S.p.A. (Italy)	188,416	300,737
AGL Energy, Ltd. (Australia)	50,111	270,357
Centrica PLC (United Kingdom)	123,222	161,385
Drax Group PLC (United Kingdom)	91,276	685,642
Electric Power Development Co., Ltd. (Japan)	52,200	839,103
Genesis Energy, Ltd. (New Zealand)	176,376	306,250
Iren S.p.A. (Italy)	347,650	666,924

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Utilities - 3.3% (Continued)
Utilities - 3.3% (Continued)
Rubis SCA (France)	11,606	$310,618
		3,541,016

Investments at Value - 97.8% (Cost $97,408,868)		$103,448,787

Other Assets in Excess of Liabilities - 2.2%		2,289,457

Net Assets - 100.0%		$105,738,244

(a)	Non-income producing security.

(b)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $5,747,750, which represents 5.4% of net assets as of March 31, 2023.

(c)	Percentage rounds to less than 0.1%.

(d)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
Country Breakdown
March 31, 2023 (Unaudited)

Country	Value	% of Net Assets
Japan	$32,944,212	31 .2%
United Kingdom	15,182,356	14 .4%
Australia	9,769,747	9 .2%
Sweden	5,881,538	5 .6%
Germany	4,855,487	4 .6%
France	4,637,791	4 .4%
Switzerland	4,493,500	4 .2%
Italy	3,672,346	3 .5%
Denmark	2,919,690	2 .8%
Norway	2,880,639	2 .7%
Israel	2,637,888	2 .5%
Singapore	2,339,390	2 .2%
Hong Kong	2,308,264	2 .2%
Spain	2,129,672	2 .0%
Netherlands	1,569,404	1 .5%
Austria	1,532,347	1 .4%
Belgium	1,399,251	1 .3%
Finland	999,291	0 .9%
New Zealand	839,673	0 .8%
Portugal	324,386	0 .3%
Ireland	131,915	0 .1%
Total Investments	$103,448,787	97 .8%
Other Assets in Excess of Liabilities	2,289,457	2 .2%
Net Assets	$105,738,244	100 .0%

SEGALL BRYANT & HAMILL FUNDAMENTAL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS
March 31, 2023 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Communication Services - 3.1%
Media & Entertainment - 1.0%
MarkLines Co., Ltd. (Japan)	25,400	$488,166

Telecommunication Services - 2.1%
KINX, Inc. (South Korea)	20,285	955,815

Consumer Discretionary - 14.2%
Consumer Durables & Apparel - 4.8%
Leatt Corp. (South Africa) (a)	39,370	427,165
Moncler S.p.A. (Italy)	16,370	1,130,926
Victoria PLC (United Kingdom) (a)	111,363	673,187
		2,231,278
Consumer Services - 7.0%
Evolution A.B. (Sweden) (b)	7,880	1,055,688
NEOGAMES S.A. (Israel) (a)	110,094	1,673,429
Pollard Banknote, Ltd. (Canada)	29,439	538,019
		3,267,136
Retailing - 2.4%
Aritzia, Inc. (Canada) (a)	20,570	660,087
China Meidong Auto Holdings, Ltd. (China)	220,500	475,591
		1,135,678
Consumer Staples - 1.3%
Food & Staples Retailing - 1.3%
Yifeng Pharmacy Chain Co., Ltd. - Class A (China)	72,251	609,545

Financials - 12.2%
Banks - 2.5%
Mortgage Advice Bureau Holdings, Ltd. (United Kingdom)	125,539	1,149,162

Diversified Financials - 9.7%
Azimut Holdings S.p.A. (Italy)	93,677	1,999,253
St. James’s Place PLC (United Kingdom)	49,800	747,314
Strike Co., Ltd. (Japan)	61,140	1,767,587
		4,514,154

SEGALL BRYANT & HAMILL FUNDAMENTAL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Health Care - 2.5%
Pharmaceuticals, Biotechnology & Life Sciences - 2.5%
SwedenCare A.B. (Sweden)	471,950	$1,160,258

Industrials - 34.2%
Capital Goods - 19.2%
Azelis Group N.V. (Belgium) (a)	74,115	1,878,504
Brodrene A. & O. Johansen A/S - Series B (Denmark)	187,290	2,211,242
Diploma PLC (United Kingdom)	28,210	982,262
Fluidra S.A. (Spain)	109,100	1,923,118
IMCD N.V. (Netherlands)	3,130	511,907
Instalco A.B. (Sweden)	299,630	1,447,265
		8,954,298
Commercial & Professional Services - 15.0%
BayCurrent Consulting, Inc. (Japan)	11,470	476,242
Bravida Holding A.B. (Sweden) (b)	69,600	787,251
GFL Environmental, Inc. (Canada)	75,968	2,619,354
Green Landscaping Group A.B. (Sweden) (a)(b)	82,560	664,164
Japan Elevator Service Holdings Co., Ltd. (Japan)	63,700	1,039,746
NICE Information Service Co., Ltd. (South Korea)	75,700	717,027
Nihon M&A Center Holdings, Inc. (Japan)	91,400	685,117
		6,988,901
Information Technology - 31.6%
IT Services - 8.6%
CANCOM S.E. (Germany)	31,000	1,062,822
Constellation Software, Inc. (Canada)	1,565	2,942,261
		4,005,083
Software & Services - 16.5%
Atea A.S.A. (Norway) (a)	108,970	1,332,783
BIPROGY, Inc. (Japan)	43,300	1,064,067
Epsilon Net S.A. (Greece)	177,249	1,438,141
GB Group PLC (United Kingdom)	53,880	199,222
KNOW IT A.B. (Sweden)	51,370	1,021,759
LiveChat Software S.A. (Poland)	13,690	455,048
Lumine Group, Inc. (Canada) (a)	4,695	51,100
Topicus.com, Inc. (Netherlands) (a)	29,834	2,131,946
		7,694,066

SEGALL BRYANT & HAMILL FUNDAMENTAL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Information Technology - 31.6% (Continued)
Technology Hardware & Equipment - 6.5%
Cherry S.E. (Germany) (a)(b)	131,763	$800,383
Endor A.G. (Germany) (a)	36,000	476,407
PAX Global Technology, Ltd. (Hong Kong)	2,062,200	1,731,689
		3,008,479

Investments at Value - 99.1% (Cost $43,945,245)		$46,162,019

Other Assets in Excess of Liabilities - 0.9%		401,701

Net Assets - 100.0%		$46,563,720

(a)	Non-income producing security.

(b)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $3,307,486, which represents 7.1% of net assets as of March 31, 2023.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL FUNDAMENTAL INTERNATIONAL SMALL CAP FUND
Country Breakdown
March 31, 2023 (Unaudited)

Country	Value	% of Net Assets
Canada	$6,810,821	14.6%
Sweden	6,136,385	13.2%
Japan	5,520,925	11.9%
United Kingdom	3,751,147	8.1%
Italy	3,130,179	6.7%
Netherlands	2,643,853	5.7%
Germany	2,339,612	5.0%
Denmark	2,211,242	4.7%
Spain	1,923,118	4.1%
Belgium	1,878,504	4.0%
Hong Kong	1,731,689	3.7%
Israel	1,673,429	3.6%
South Korea	1,672,842	3.6%
Greece	1,438,141	3.1%
Norway	1,332,783	2.9%
China	1,085,136	2.3%
Poland	455,048	1.0%
South Africa	427,165	0.9%
Total Investments	$46,162,019	99.1%
Other Assets in Excess of Liabilities	401,701	0.9%
Net Assets	$46,563,720	100.0%

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
STATEMENT OF INVESTMENTS
March 31, 2023 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Value
Communication Services - 2.6%
Media & Entertainment - 2.6%
Alphabet, Inc. - Class C (a)	7,284	$757,536

Consumer Discretionary - 13.2%
Consumer Durables & Apparel - 4.1%
Capri Holdings, Ltd. (United Kingdom) (a)	7,827	367,869
LVMH Moet Hennessy Louis Vuitton S.E. (France)	867	795,985
		1,163,854
Consumer Services - 1.4%
Compass Group PLC (United Kingdom)	16,252	408,461

Retailing - 7.7%
Amazon.com, Inc. (a)	3,699	382,070
D’ieteren Group (Belgium)	2,293	446,266
Dollarama, Inc. (Canada)	7,885	471,226
Home Depot, Inc. (The)	1,401	413,463
O’Reilly Automotive, Inc. (a)	604	512,784
		2,225,809
Consumer Staples - 7.9%
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	821	407,930

Food, Beverage & Tobacco - 4.3%
Diageo PLC (United Kingdom)	17,025	759,863
Mondelēz International, Inc. - Class A	6,716	468,240
		1,228,103
Household & Personal Products - 2.2%
Unilever PLC (United Kingdom)	12,419	643,577

Energy - 4.8%
Energy - 4.8%
Chevron Corp.	2,801	457,011
ConocoPhillips	4,456	442,080
Suncor Energy, Inc. (Canada)	15,299	475,034
		1,374,125

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Financials - 15.5%
Banks - 3.9%
Intesa Sanpaolo S.p.A. (Italy)	142,716	$366,345
JPMorgan Chase & Co.	5,903	769,220
		1,135,565
Diversified Financials - 4.1%
Partners Group Holding A.G. (Switzerland)	464	437,041
Visa, Inc. - Class A	3,329	750,556
		1,187,597
Insurance - 7.5%
Aon PLC - Class A (Ireland)	2,284	720,122
Beazley PLC (United Kingdom)	49,273	364,369
Globe Life, Inc.	5,172	569,024
Reinsurance Group of America, Inc.	3,749	497,717
		2,151,232
Health Care - 16.3%
Health Care Equipment & Services - 6.3%
Alcon, Inc. (Switzerland)	4,667	329,210
McKesson Corp.	909	323,649
STERIS PLC (Ireland)	3,157	603,871
UnitedHealth Group, Inc.	1,213	573,252
		1,829,982
Pharmaceuticals, Biotechnology & Life Sciences - 10.0%
Bio-Techne Corp.	5,040	373,918
Johnson & Johnson	1,976	306,280
Lonza Group A.G. (Switzerland)	709	426,897
Novo Nordisk A/S - Class B (Denmark)	3,871	614,821
Perrigo Co. PLC (Ireland)	10,155	364,260
Thermo Fisher Scientific, Inc.	649	374,064
Zoetis, Inc.	2,502	416,433
		2,876,673
Industrials - 11.2%
Capital Goods - 9.1%
Parker-Hannifin Corp.	1,623	545,507
Quanta Services, Inc.	5,377	896,023
Raytheon Technologies Corp.	5,955	583,173

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Industrials - 11.2% (Continued)
Capital Goods - 9.1% (Continued)
Schneider Electric S.E. (France)	3,599	$601,599
		2,626,302
Commercial & Professional Services - 2.1%
Jacobs Solutions, Inc.	2,284	268,393
Waste Connections, Inc. (Canada)	2,407	334,741
		603,134
Information Technology - 21.2%
IT Services - 2.1%
Constellation Software, Inc. (Canada)	321	603,492

Semiconductors & Semiconductor Equipment - 5.3%
ASML Holding N.V. (Netherlands)	969	660,455
Marvell Technology, Inc.	8,606	372,640
Monolithic Power Systems, Inc.	976	488,527
		1,521,622
Software & Services - 7.7%
Capgemini S.E. (France)	3,168	588,845
Lumine Group, Inc. (Canada) (a)	963	10,481
Microsoft Corp.	4,296	1,238,537
ServiceNow, Inc. (a)	849	394,547
		2,232,410
Technology Hardware & Equipment - 6.1%
Apple, Inc.	7,614	1,255,549
Keysight Technologies, Inc. (a)	3,147	508,177
		1,763,726

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Materials - 4.5%
Materials - 4.5%
Franco-Nevada Corp. (Canada)	3,232	$471,226
Linde PLC (United Kingdom)	2,364	840,260
		1,311,486

Investments at Value - 97.2% (Cost $22,914,651)		$28,052,616

Other Assets in Excess of Liabilities - 2.8%		821,042

Net Assets - 100.0%		$28,873,658

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds.   This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.  Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
Country Breakdown
March 31, 2023 (Unaudited)

Country	Value	% of Net Assets
United States	$15,346,300	53.2%
United Kingdom	3,384,399	11.7%
Canada	2,366,200	8.2%
France	1,986,429	6.9%
Ireland	1,688,253	5.9%
Switzerland	1,193,148	4.1%
Netherlands	660,455	2.3%
Denmark	614,821	2.1%
Belgium	446,266	1.5%
Italy	366,345	1.3%
Total Investments	$28,052,616	97.2%
Other Assets in Excess of Liabilities	821,042	2.8%
Net Assets	$28,873,658	100.0%

SEGALL BRYANT & HAMILL WORKPLACE EQUALITY FUND
STATEMENT OF INVESTMENTS
March 31, 2023 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Communication Services - 7.8%
Media & Entertainment - 6.8%
Alphabet, Inc. - Class C (a)	8,555	$889,720
Live Nation Entertainment, Inc. (a)	4,093	286,510
Walt Disney Co. (The) (a)	2,663	266,646
		1,442,876
Telecommunication Services - 1.0%
T-Mobile US, Inc. (a)	1,457	211,032

Consumer Discretionary - 5.8%
Consumer Durables & Apparel - 2.9%
NIKE, Inc. - Class B	2,650	324,996
Tapestry, Inc.	6,951	299,658
		624,654
Consumer Services - 1.7%
Chipotle Mexican Grill, Inc. (a)	207	353,616

Retailing - 1.2%
Amazon.com, Inc. (a)	2,576	266,075

Consumer Staples - 8.2%
Food & Staples Retailing - 1.7%
Dollar General Corp.	1,755	369,357

Food, Beverage & Tobacco - 3.5%
Constellation Brands, Inc. - Class A	1,694	382,658
Mondelēz International, Inc. - Class A	5,050	352,086
		734,744
Household & Personal Products - 3.0%
Estée Lauder Cos., Inc. (The) - Class A	1,063	261,987
Unilever PLC ADR (United Kingdom)	7,373	382,880
		644,867
Energy - 4.4%
Energy - 4.4%
Chevron Corp.	2,737	446,569

SEGALL BRYANT & HAMILL WORKPLACE EQUALITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Energy - 4.4% (Continued)
Energy - 4.4% (Continued)
ConocoPhillips	4,999	$495,951
		942,520
Financials - 13.6%
Banks - 2.3%
JPMorgan Chase & Co.	3,833	499,478

Diversified Financials - 6.5%
Ares Management Corp. - Class A	4,433	369,890
MSCI, Inc.	662	370,515
Visa, Inc. - Class A	2,892	652,030
		1,392,435
Insurance - 4.8%
Arthur J. Gallagher & Co.	2,023	387,020
Hartford Financial Services Group, Inc. (The)	3,204	223,287
Reinsurance Group of America, Inc.	3,096	411,025
		1,021,332
Health Care - 16.3%
Health Care Equipment & Services - 8.4%
Abbott Laboratories	3,503	354,714
McKesson Corp.	688	244,962
Stryker Corp.	1,886	538,396
UnitedHealth Group, Inc.	1,356	640,832
		1,778,904
Pharmaceuticals, Biotechnology & Life Sciences - 7.9%
Bio-Techne Corp.	4,088	303,289
Danaher Corp.	1,020	257,081
Johnson & Johnson	1,688	261,640
Thermo Fisher Scientific, Inc.	984	567,148
Zoetis, Inc.	1,814	301,922
		1,691,080
Industrials - 9.4%
Capital Goods - 7.6%
Carrier Global Corp.	9,843	450,317
Deere & Co.	942	388,933
Eaton Corp. PLC (Ireland)	1,205	206,465

SEGALL BRYANT & HAMILL WORKPLACE EQUALITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Industrials - 9.4% (Continued)
Capital Goods - 7.6% (Continued)
Raytheon Technologies Corp.	5,992	$586,797
		1,632,512
Commercial & Professional Services - 1.8%
Jacobs Solutions, Inc.	3,195	375,444

Information Technology - 25.0%
Semiconductors & Semiconductor Equipment - 4.5%
Applied Materials, Inc.	4,073	500,286
Microchip Technology, Inc.	5,505	461,209
		961,495
Software & Services - 11.8%
Accenture PLC - Class A (Ireland)	969	276,950
Intuit, Inc.	1,077	480,159
Microsoft Corp.	4,265	1,229,599
ServiceNow, Inc. (a)	1,162	540,005
		2,526,713
Technology Hardware & Equipment - 8.7%
Apple, Inc.	7,239	1,193,711
Keysight Technologies, Inc. (a)	2,527	408,060
Zebra Technologies Corp. - Class A (a)	798	253,764
		1,855,535
Materials - 4.0%
Materials - 4.0%
Avery Dennison Corp.	2,138	382,552
FMC Corp.	2,078	253,786
Linde PLC (United Kingdom)	622	221,084
		857,422

SEGALL BRYANT & HAMILL WORKPLACE EQUALITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Real Estate - 3.7%
Real Estate - 3.7%
American Tower Corp.	1,773	$362,295
Iron Mountain, Inc.	8,102	428,677
		790,972

Investments at Value - 98.2% (Cost $18,749,546)		$20,973,063

Other Assets in Excess of Liabilities - 1.8%		378,135

Net Assets - 100.0%		$21,351,198

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS
March 31, 2023 (Unaudited)

CORPORATE BONDS - 81.2%	Coupon	Maturity	Par Value	Value
Finance - 4.5%
Banking - 4.5%
American Express Co.	3.375%	05/03/24	$330,000	$323,481
Bank of America Corp.	4.100%	07/24/23	290,000	288,733
Wells Fargo & Co.	3.000%	04/22/26	375,000	354,219
				966,433
Industrial - 58.9%
Automobile Manufacturing - 3.1%
Ford Motor Credit Co. LLC	3.375%	11/13/25	315,000	295,246
General Motors Financial Co., Inc.	5.100%	01/17/24	355,000	353,907
				649,153
Beverages - 1.6%
Anheuser Busch Co. LLC / Anheuser-Busch InBev Worldwide, Inc.	3.650%	02/01/26	345,000	338,622

Building Products - 1.6%
Martin Marietta Materials, Inc.	4.250%	07/02/24	334,000	331,664

Chemicals - 2.1%
Compass Minerals International, Inc., 144A (a)	4.875%	07/15/24	100,000	94,967
Eastman Chemical Co.	7.250%	01/15/24	345,000	349,285
				444,252
Construction Machinery - 2.5%
Brunswick Corp.	0.850%	08/18/24	235,000	219,485
CNH Industrial Capital LLC	1.950%	07/02/23	325,000	321,852
				541,337
Diversified Manufacturing - 3.3%
Amphenol Corp.	3.200%	04/01/24	360,000	352,747
Roper Technologies, Inc.	3.650%	09/15/23	355,000	351,749
				704,496
Electronics - 4.8%
Dell International LLC	5.450%	06/15/23	350,000	349,862
Intel Corp.	4.875%	02/10/26	340,000	344,320
Tyco Electronics Group S.A.	4.500%	02/13/26	335,000	335,526
				1,029,708

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 81.2% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 58.9% (Continued)
Environmental - 2.6%
Republic Services, Inc.	2.500%	08/15/24	$335,000	$324,511
Waste Management, Inc.	3.500%	05/15/24	233,000	229,400
				553,911
Food Processors - 1.6%
General Mills, Inc.	5.241%	11/18/25	340,000	341,021

Healthcare Facilities / Supplies - 1.6%
HCA, Inc.	5.875%	02/15/26	340,000	345,034

Home Builders - 1.4%
D.R. Horton, Inc.	2.500%	10/15/24	300,000	286,916

Information / Data Technology - 6.5%
Fiserv, Inc.	3.800%	10/01/23	335,000	331,879
Hewlett Packard Enterprise Co.	5.900%	10/01/24	350,000	354,413
KLA Corp.	4.650%	11/01/24	334,000	333,199
Moody’s Corp.	4.875%	02/15/24	355,000	353,566
				1,373,057
Media - Non-Cable - 1.6%
Walt Disney Co. (The)	7.750%	01/20/24	344,000	350,920

Midstream Energy - 6.4%
Boardwalk Pipelines LP	5.950%	06/01/26	345,000	349,990
Enterprise Products Operating LLC	3.900%	02/15/24	350,000	345,811
Kinder Morgan, Inc.	4.300%	06/01/25	340,000	334,862
Williams Partners LP	3.900%	01/15/25	340,000	333,354
				1,364,017
Other Industrial - 2.1%
Cintas Corp. No. 2	3.450%	05/01/25	225,000	219,538
Quanta Services, Inc.	0.950%	10/01/24	235,000	219,182
				438,720
Packaging - 4.4%
Avery Dennison Corp.	0.850%	08/15/24	230,000	217,379
Ball Corp.	4.000%	11/15/23	400,000	395,269

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 81.2% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 58.9% (Continued)
Packaging - 4.4% (Continued)
Sonoco Products Co.	1.800%	02/01/25	$350,000	$329,418
				942,066
Paper & Forest Products - 0.8%
Weyerhaeuser Co.	8.500%	01/15/25	160,000	168,842

Railroads - 1.5%
Kansas City Southern	3.000%	05/15/23	325,000	323,793

Refining - 0.8%
Valero Energy Corp.	1.200%	03/15/24	180,000	173,545

Retail Stores - 1.5%
AutoNation, Inc.	3.500%	11/15/24	335,000	324,190

Transportation Services - 7.1%
American Airlines Group, Inc., Series 2016-1, Class B	5.250%	01/15/24	462,972	453,276
Continental Airlines, Inc., Series 2012-2, Class A	4.000%	10/29/24	452,654	437,415
Delta Air Lines Pass Thru Trust, Series 2019-1, Class AA	3.204%	10/25/25	360,000	352,478
Union Pacific Railroad Co., Series 2014-1	3.227%	05/14/26	286,297	273,224
				1,516,393
Utility - 17.8%
Electric - 16.2%
Arizona Public Service Co.	3.350%	06/15/24	330,000	322,921
Delmarva Power & Light Co.	3.500%	11/15/23	327,000	323,654
DTE Electric Co.	3.375%	03/01/25	360,000	350,210
Evergy, Inc.	2.450%	09/15/24	370,000	354,376
Eversource Energy	2.800%	05/01/23	325,000	324,054
Georgia Power Co., Series 2020-A	2.100%	07/30/23	325,000	321,432
Nextera Energy Capital Holdings, Inc.	6.051%	03/01/25	350,000	356,056
Pacific Gas & Electric Co.	1.700%	11/15/23	325,000	317,025
Virginia Electric & Power Co., Series 2015-A	3.100%	05/15/25	336,000	322,412

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 81.2% (Continued)	Coupon	Maturity	Par Value	Value
Utility - 17.8% (Continued)
Electric - 16.2% (Continued)
Vistra Operations Co. LLC, 144A (a)	5.125%	05/13/25	$360,000	$350,829
Wec Energy Group, Inc.	5.000%	09/27/25	100,000	100,026
				3,442,995
Other Utility - 1.6%
American Water Capital Corp.	3.400%	03/01/25	360,000	350,091

Total Corporate Bonds (Cost $17,739,330)				$17,301,176

MUNICIPAL BONDS - 2.4%	Coupon	Maturity	Par Value	Value
New Jersey - 0.2%
New Jersey Economic Development Authority Water Facilities, Series 2020-C	1.150%	06/01/23	$50,000	$49,805

Texas - 0.6%
Central Texas Regional Mobility Authority, Series 2020-C	1.345%	01/01/24	135,000	131,006

Wisconsin - 1.6%
Public Finance Authority Air Cargo Group Revenue Bonds, Series 2021	1.484%	07/01/23	350,000	346,156

Total Municipal Bonds (Cost $535,000)				$526,967

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

U.S. TREASURY BONDS & NOTES - 16.1%	Coupon	Maturity	Par Value	Value
United States Treasury	2.125%	11/30/23	$1,000,000	$983,203
United States Treasury	2.250%	01/31/24	1,000,000	979,570
United States Treasury	2.375%	08/15/24	500,000	486,680
United States Treasury	3.125%	08/15/25	1,000,000	981,211
Total U.S. Treasury Bonds & Notes (Cost $3,499,325)				$3,430,664

Investments at Value - 99.7% (Cost $21,773,655)				$21,258,807

Other Assets in Excess of Liabilities - 0.3%				57,931

Net Assets - 100.0%				$21,316,738

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS
March 31, 2023 (Unaudited)

CORPORATE BONDS - 46.2%	Coupon	Maturity	Par Value	Value
Finance - 11.5%
Banking - 4.9%
Bank of America Corp., Series N (SOFR + 153) (a)	1.898%	07/23/31	$8,975,000	$7,197,491
Citigroup, Inc. (SOFT + 116.7) (a)	2.561%	05/01/32	9,100,000	7,549,862
JPMorgan Chase & Co. (SOFR + 151) (a)	2.739%	10/15/30	11,430,000	9,978,038
Wells Fargo & Co. (3MO LIBOR + 131) (a)	3.584%	05/22/28	10,635,000	10,019,830
				34,745,221
Broker/Asset Managers/Exchanges - 0.4%
FMR LLC, 144A (b)	6.450%	11/15/39	2,575,000	2,754,106

Life Insurance - 0.8%
Northwestern Mutual Life Insurance Co. (The), 144A (b)	3.850%	09/30/47	6,775,000	5,411,699

Mortgage Banking - 0.8%
Provident Funding Associates LP/PFG Finance Corp., 144A (b)	6.375%	06/15/25	6,295,000	5,561,869

Noncaptive Diversified Financial Companies - 2.1%
Aircastle, Ltd.	5.000%	04/01/23	3,000,000	3,000,000
Aviation Capital Group LLC, 144A (b)	3.875%	05/01/23	4,337,000	4,318,967
Aviation Capital Group LLC, 144A (b)	6.250%	04/15/28	2,875,000	2,875,408
GATX Corp.	3.500%	06/01/32	5,102,000	4,478,189
				14,672,564
Other Finance - 0.7%
IIP Operating Partnership LP	5.500%	05/25/26	6,130,000	5,269,819

Real Estate Investment Trusts - 1.8%
MPT Operating Partnership LP/MPT Finance Corp.	5.000%	10/15/27	6,175,000	5,078,937
Ventas Realty LP	3.500%	04/15/24	3,000,000	2,933,495
VICI Properties LP, 144A (b)	5.625%	05/01/24	5,199,000	5,153,535
				13,165,967

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 46.2% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 30.0%
Automobile Manufacturing - 1.1%
Ford Motor Credit Co. LLC	4.063%	11/01/24	$2,000,000	$1,931,304
Ford Motor Credit Co. LLC	3.375%	11/13/25	5,500,000	5,155,095
Goodyear Tire & Rubber Co.	5.000%	07/15/29	500,000	446,700
				7,533,099
Beverage / Bottling - 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.375%	04/15/38	3,930,000	3,731,885
Fomento Economico Mexicano S.A.B. de C.V.	2.875%	05/10/23	2,978,000	2,969,274
				6,701,159
Building Products - 2.0%
Allegion PLC	3.500%	10/01/29	2,498,000	2,256,952
Allegion US Holding Co., Inc.	3.550%	10/01/27	2,550,000	2,380,676
Masco Corp.	6.500%	08/15/32	6,205,000	6,589,912
Summit Materials LLC, 144A (b)	6.500%	03/15/27	1,450,000	1,436,310
Summit Materials LLC, 144A (b)	5.250%	01/15/29	1,750,000	1,653,750
				14,317,600
Chemicals - 0.6%
Compass Minerals International, Inc., 144A (b)	6.750%	12/01/27	4,430,000	4,217,559

Construction Machinery - 1.9%
Brunswick Corp.	2.400%	08/18/31	4,798,000	3,640,493
H&E Equipment Services, Inc., 144A (b)	3.875%	12/15/28	5,550,000	4,863,659
United Rentals North America	3.875%	02/15/31	5,295,000	4,672,837
				13,176,989
Consumer Products - 0.6%
Vista Outdoor, Inc., 144A (b)	4.500%	03/15/29	5,600,000	4,519,200

Diversified Manufacturing - 1.4%
BWX Technologies, Inc., 144A (b)	4.125%	06/30/28	4,169,000	3,753,807
nVent Finance SARL	2.750%	11/15/31	2,245,000	1,818,608
Vontier Corp.	2.400%	04/01/28	5,550,000	4,664,165
				10,236,580

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 46.2% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 30.0% (Continued)
Electronics - 1.8%
Amkor Technology, Inc., 144A (b)	6.625%	09/15/27	$4,422,000	$4,422,534
Dell, Inc.	7.100%	04/15/28	4,492,000	4,797,466
QORVO, Inc., 144A (b)	1.750%	12/15/24	2,235,000	2,074,795
QORVO, Inc.	4.375%	10/15/29	775,000	714,124
QORVO, Inc., 144A (b)	3.375%	04/01/31	500,000	413,630
				12,422,549
Environmental - 0.0% (c)
Clean Harbors, Inc., 144A (b)	6.375%	02/01/31	250,000	255,064

Healthcare Facilities / Supplies - 1.2%
HCA, Inc.	3.500%	09/01/30	2,500,000	2,226,725
Teleflex, Inc., 144A (b)	4.250%	06/01/28	2,786,000	2,649,249
Tenet Healthcare Corp.	6.125%	10/01/28	4,108,000	3,937,189
				8,813,163
Independent Energy - 2.7%
Occidental Petroleum Corp.	7.500%	05/01/31	6,085,000	6,711,146
PDC Energy, Inc.	6.125%	09/15/24	2,932,000	2,917,340
PDC Energy, Inc.	5.750%	05/15/26	5,000,000	4,867,250
Range Resources Corp. (d)	8.250%	01/15/29	4,080,000	4,299,973
				18,795,709
Information Technology - 0.4%
Oracle Corp.	6.250%	11/09/32	2,590,000	2,785,678

Lease / Rent - 1.3%
SBA Tower Trust, 144A, Series 2019-1, Class 1-C (b)	2.836%	01/15/50	10,000,000	9,469,027

Leisure / Entertainment - 0.5%
Cedar Fair LP/Canada’s Wonderland Co.	5.250%	07/15/29	4,000,000	3,729,200

Media - Cable - 2.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 144A (b)	5.000%	02/01/28	4,140,000	3,819,150
Cox Communications, Inc., 144A (b)	2.600%	06/15/31	5,325,000	4,398,633
Dish DBS Corp.	7.750%	07/01/26	2,050,000	1,353,000

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 46.2% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 30.0% (Continued)
Media - Cable - 2.3% (Continued)
Sirius XM Radio, Inc., 144A (b)	5.500%	07/01/29	$3,000,000	$2,730,000
WarnerMedia Holdings, Inc., 144A (b)	5.391%	03/15/62	4,480,000	3,621,261
				15,922,044
Media - Non-Cable - 1.0%
AMC Networks, Inc.	4.750%	08/01/25	3,965,000	3,516,321
Lamar Media Corp.	3.750%	02/15/28	2,400,000	2,214,480
Lamar Media Corp.	4.875%	01/15/29	1,700,000	1,599,785
				7,330,586
Midstream Energy - 1.5%
Tennessee Gas Pipeline Co. LLC	8.375%	06/15/32	5,284,000	6,171,147
Transcontinental Gas Pipe Line Co. LLC	7.850%	02/01/26	4,315,000	4,622,009
				10,793,156
Other Industrial - 1.0%
Quanta Services, Inc.	2.900%	10/01/30	8,000,000	6,898,525

Packaging - 1.4%
Ball Corp.	4.875%	03/15/26	4,500,000	4,466,250
Silgan Holdings, Inc., 144A (b)	1.400%	04/01/26	3,000,000	2,689,822
Silgan Holdings, Inc.	4.125%	02/01/28	2,820,000	2,654,170
				9,810,242
Paper & Forest Products - 0.8%
West Fraser Timber Co., Ltd., 144A (b)	4.350%	10/15/24	5,425,000	5,299,431

Retail Stores - 2.1%
Dick’s Sporting Goods, Inc.	3.150%	01/15/32	3,825,000	3,141,215
Dick’s Sporting Goods, Inc.	4.100%	01/15/52	3,000,000	2,131,222
Group 1 Automotive, Inc., 144A (b)	4.000%	08/15/28	5,438,000	4,787,071
Hanesbrands, Inc., 144A (b)	4.875%	05/15/26	2,000,000	1,895,000
QVC, Inc.	4.850%	04/01/24	2,557,000	2,045,702
QVC, Inc.	4.750%	02/15/27	2,085,000	875,700
				14,875,910
Services - 2.0%
Block Financial LLC	3.875%	08/15/30	5,340,000	4,588,591
Rayonier LP	2.750%	05/17/31	6,000,000	4,945,306
Service Corp. International	4.625%	12/15/27	483,000	465,351

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 46.2% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 30.0% (Continued)
Services - 2.0% (Continued)
Service Corp. International	5.125%	06/01/29	$4,575,000	$4,413,445
				14,412,693
Supermarkets - 0.5%
Alimentation Couche-Tard, Inc., 144A (b)	3.550%	07/26/27	3,810,000	3,576,416

Transportation Services - 0.9%
FedEx Corp.	3.900%	02/01/35	6,190,000	5,543,101
XPO CNW, Inc.	6.700%	05/01/34	900,000	814,621
				6,357,722
Utility - 4.7%
Electric - 4.2%
Nevada Power Co.	6.750%	07/01/37	3,956,000	4,579,567
NRG Energy, Inc., 144A (b)	5.250%	06/15/29	3,565,000	3,309,621
Oglethorpe Power Corp., 144A (b)	4.500%	04/01/47	2,640,000	2,233,853
PG&E Corp.	5.000%	07/01/28	4,866,000	4,592,287
Pinnacle West Capital Corp.	1.300%	06/15/25	4,327,000	3,987,335
Tenaska Virginia Partners LP, 144A (b)	6.119%	03/30/24	30,576	30,198
Virginia Electric & Power Co., Series A	6.000%	05/15/37	5,581,000	5,988,737
Vistra Operations Co. LLC, 144A (b)	5.000%	07/31/27	5,100,000	4,822,050
				29,543,648
Natural Gas - Distributors - 0.5%
AmeriGas Partners LP/AmeriGas Financial Corp.	5.625%	05/20/24	3,932,000	3,853,360

Total Corporate Bonds (Cost $361,407,555)				$327,227,554

MUNICIPAL BONDS - 5.8%	Coupon	Maturity	Par Value	Value
California - 1.7%
California Educational Facilities Authority, Series 2018-A	4.842%	10/01/48	$3,635,000	$3,171,181
California Municipal Finance Authority, Series 2021 (e)	3.637%	07/01/30	6,900,000	5,953,561

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 5.8% (Continued)	Coupon	Maturity	Par Value	Value
California - 1.7% (Continued)
San Diego County Regional Airport Authority, Series 2014-B (e)	5.594%	07/01/43	$3,135,000	$3,070,687
				12,195,429
New Hampshire - 0.7%
National Finance Authority, Series 2021	3.778%	01/01/36	6,000,000	4,675,351

New York - 1.0%
New York City Transitional Finance Authority, Series 2019-B	3.950%	08/01/32	7,665,000	7,160,483

Texas - 1.1%
Central Texas Regional Mobility Authority, Series 2020-D	3.593%	01/01/42	4,950,000	3,876,239
North Texas Tollway Authority System, Series 2020-B	2.327%	01/01/33	4,920,000	4,044,321
				7,920,560
Virginia - 1.1%
Virginia Small Business Financing Authority, Series 2017 (a)(d)(e)	6.500%	07/01/50	7,500,000	7,487,426

Washington - 0.2%
Port of Seattle Washington, Series 2017-B	3.755%	05/01/36	1,925,000	1,761,195

Total Municipal Bonds (Cost $47,468,323)				$41,200,444

ASSET BACKED SECURITIES - 2.7%	Coupon	Maturity	Par Value	Value
DT Auto Owner Trust, Series 2019-4, Class D, 144A (b)	2.850%	07/15/25	$3,996,121	$3,939,604
GTP Acquisition Partners I LLC, Series 2015-1-2, Class A-15-2, 144A (b)	3.482%	06/16/25	10,800,000	10,329,398
Trinity Rail Leasing LP, Series 2022-1, Class A, 144A (b)	4.550%	05/19/52	4,884,834	4,575,180
Total Asset Backed Securities (Cost $19,690,116)				$18,844,182

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES PASSTHROUGH - 25.5%	Coupon	Maturity	Par Value	Value
Fannie Mae Pool - 9.2%
Pool #MA2354, Series 2015	3.500%	08/01/35	$3,503,998	$3,386,606
Pool #735897	5.500%	10/01/35	264,055	271,348
Pool #888016	5.500%	05/01/36	439,757	453,834
Pool #MA4703	4.000%	06/01/37	4,133,065	4,068,956
Pool #889108	6.000%	02/01/38	242,575	252,536
Pool #889579	6.000%	05/01/38	399,508	417,208
Pool #995838	5.500%	05/01/39	311,071	322,953
Pool #AL3287, Series 2013	4.500%	09/01/41	1,071,546	1,077,633
Pool #MA1700, Series 2013	4.500%	12/01/43	832,567	832,157
Pool #MA1971	4.500%	06/01/44	138,311	138,243
Pool #MA2005	4.500%	08/01/44	283,807	283,667
Pool #CA5960	2.500%	06/01/50	8,646,472	7,558,082
Pool #MA4048	3.000%	06/01/50	5,312,057	4,804,980
Pool #MA4097	3.000%	08/01/50	5,297,569	4,789,331
Pool #FM6110	3.000%	09/01/50	5,331,517	4,847,723
Pool #MA4121	3.000%	09/01/50	4,007,694	3,634,343
Pool #FS0672	2.000%	01/01/51	5,393,539	4,475,561
Pool #MA4379	2.500%	07/01/51	3,402,505	2,936,744
Pool #MA4644	4.000%	05/01/52	12,909,266	12,351,760
Pool #MA4761	5.000%	09/01/52	7,882,743	7,861,021
				64,764,686
Freddie Mac Gold Pool - 0.3%
Pool #G08061	5.500%	06/01/35	36,031	37,243
Pool #A42128	5.500%	01/01/36	154,023	159,442
Pool #G02252	5.500%	07/01/36	335,588	348,599
Pool #G02386	6.000%	11/01/36	205,517	214,836
Pool #G03189	6.500%	09/01/37	394,906	411,720
Pool #G08607	4.500%	09/01/44	594,260	594,615
				1,766,455
Freddie Mac Non-Gold Pool - 10.4%
Pool #781958 (H15T1Y + 225) (a)	4.375%	09/01/34	24,967	25,026
Pool #SB8217	5.000%	03/01/38	3,533,258	3,557,309
Pool #SD8092	3.000%	09/01/50	6,762,746	6,105,348

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES PASSTHROUGH - 25.5% (Continued)	Coupon	Maturity	Par Value	Value
Freddie Mac Non-Gold Pool - 10.4% (Continued)
Pool #SD8121	2.000%	01/01/51	$1,778,585	$1,475,383
Pool #SD8151	2.500%	06/01/51	11,097,997	9,577,080
Pool #SD8196	3.500%	02/01/52	8,930,619	8,304,451
Pool #SD8202	3.500%	02/01/52	16,671,167	15,491,922
Pool #SD8215	4.000%	05/01/52	8,575,261	8,201,475
Pool #SD8238	4.500%	08/01/52	7,042,521	6,900,066
Pool #SD8246	5.000%	09/01/52	7,456,198	7,435,651
Pool #SD8277	5.500%	12/01/52	6,531,686	6,597,362
				73,671,073
Ginnie Mae II Pool - 5.6%
Pool #004496M	5.000%	07/20/39	252,878	259,624
Pool #MA7590M	3.000%	09/20/51	8,471,670	7,744,623
Pool #MA7768M	3.000%	12/20/51	7,983,410	7,285,785
Pool #MA7769M	3.500%	12/20/51	9,060,004	8,514,687
Pool #MA7882M	3.000%	02/20/52	1,754,459	1,599,484
Pool #MA8270M	5.500%	09/20/52	7,527,997	7,616,708
Pool #MA8650M	6.500%	02/20/53	6,691,641	6,884,082
				39,904,993

Total Mortgage-Backed Securities Passthrough (Cost $195,160,793)				$180,107,207

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.1%	Coupon	Maturity	Par Value	Value
GSR Mortgage Loan Trust, Series 2005-3F, Class 2A-3 (Cost $586,728)	6.000%	03/25/35	$585,878	$367,497

U.S. TREASURY BONDS & NOTES - 16.3%	Coupon	Maturity	Par Value	Value
United States Treasury	0.250%	05/31/25	$235,000	$216,843
United States Treasury	2.250%	11/15/25	18,275,000	17,534,720
United States Treasury	2.375%	05/15/27	3,725,000	3,538,022
United States Treasury	2.625%	02/15/29	4,210,000	3,991,935
United States Treasury	0.625%	08/15/30	8,810,000	7,179,118

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

U.S. TREASURY BONDS & NOTES - 16.3% (Continued)	Coupon	Maturity	Par Value	Value
United States Treasury	2.750%	08/15/32	$13,660,000	$12,855,341
United States Treasury	3.125%	11/15/41	19,100,000	17,410,844
United States Treasury	2.875%	05/15/43	14,805,000	12,791,867
United States Treasury	2.500%	02/15/45	17,675,000	14,103,407
United States Treasury	1.250%	05/15/50	15,415,000	8,961,173
United States Treasury	1.625%	11/15/50	14,000,000	8,978,047
United States Treasury	2.875%	05/15/52	9,085,000	7,771,934
Total U.S. Treasury Bonds & Notes (Cost $128,651,551)				$115,333,251

Investments at Value - 96.6% (Cost $752,965,066)				$683,080,135

Other Assets in Excess of Liabilities - 3.4%				24,368,224

Net Assets - 100.0%				$707,448,359

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Percentage rounds to less than 0.1%.

(d)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $11,787,399, which represents 1.7% of net assets as of March 31, 2023.

(e)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS
March 31, 2023 (Unaudited)

CORPORATE BONDS - 98.1%	Coupon	Maturity	Par Value	Value
Finance - 13.3%
Mortgage Banking - 2.7%
Provident Funding Associates LP/PFG Finance Corp., 144A (a)	6.375%	06/15/25	$1,973,000	$1,743,220

Noncaptive Diversified Financial Companies - 1.5%
Aircastle, Ltd., 144A (a)	5.250%	08/11/25	1,000,000	977,362

Other Finance - 4.6%
IIP Operating Partnership LP	5.500%	05/25/26	1,950,000	1,676,369
Outfront Media Capital LLC, 144A (a)	4.250%	01/15/29	1,610,000	1,336,300
				3,012,669
Real Estate Investment Trusts - 4.5%
MPT Operating Partnership LP/MPT Finance Corp.	5.000%	10/15/27	1,750,000	1,439,375
VICI Properties LP, 144A (a)	4.500%	01/15/28	1,671,000	1,547,426
				2,986,801
Industrial - 79.4%
Automobile Manufacturing - 3.4%
Ford Motor Co.	7.400%	11/01/46	600,000	615,915
Goodyear Tire & Rubber Co.	4.875%	03/15/27	1,725,000	1,628,236
				2,244,151
Building Products - 2.6%
Summit Materials LLC, 144A (a)	6.500%	03/15/27	525,000	520,043
Summit Materials LLC, 144A (a)	5.250%	01/15/29	1,239,000	1,170,855
				1,690,898
Chemicals - 7.6%
Axalta Coating Systems LLC, 144A (a)	4.750%	06/15/27	520,000	494,104
Axalta Coating Systems LLC, 144A (a)	3.375%	02/15/29	1,000,000	856,783
Compass Minerals International, Inc., 144A (a)	4.875%	07/15/24	1,200,000	1,139,603
Compass Minerals International, Inc., 144A (a)	6.750%	12/01/27	1,126,000	1,072,003
Olin Corp.	5.125%	09/15/27	806,000	773,024
Olin Corp.	5.000%	02/01/30	675,000	632,894
				4,968,411

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 98.1% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 79.4% (Continued)
Construction Machinery - 4.1%
Brunswick Corp.	2.400%	08/18/31	$590,000	$447,664
H&E Equipment Services, Inc., 144A (a)	3.875%	12/15/28	1,461,000	1,280,325
United Rentals North America, Inc.	4.875%	01/15/28	1,000,000	956,250
				2,684,239
Consumer Products - 4.8%
Central Garden & Pet Co.	4.125%	10/15/30	700,000	618,520
Scotts Miracle-Gro Co.	4.500%	10/15/29	500,000	429,909
Scotts Miracle-Gro Co.	4.000%	04/01/31	875,000	697,956
Vista Outdoor, Inc., 144A (a)	4.500%	03/15/29	1,765,000	1,424,355
				3,170,740
Diversified Manufacturing - 3.1%
BWX Technologies, Inc., 144A (a)	4.125%	06/30/28	1,202,000	1,082,292
Griffon Corp.	5.750%	03/01/28	1,008,000	934,618
				2,016,910
Electronics - 6.2%
Amkor Technology, Inc., 144A (a)	6.625%	09/15/27	1,170,000	1,170,141
ATS Automation Tooling Systems, Inc., 144A (a)	4.125%	12/15/28	1,665,000	1,476,705
QORVO, Inc.	4.375%	10/15/29	1,282,000	1,181,299
Sensata Technologies, Inc., 144A (a)	3.750%	02/15/31	250,000	218,750
				4,046,895
Environmental - 1.3%
Clean Harbors, Inc., 144A (a)	5.125%	07/15/29	910,000	866,910

Healthcare Facilities / Supplies - 3.2%
Hologic, Inc., 144A (a)	3.250%	02/15/29	500,000	444,834
Teleflex, Inc.	4.625%	11/15/27	375,000	366,291
Tenet Healthcare Corp.	6.125%	10/01/28	1,372,000	1,314,952
				2,126,077
Home Builders - 2.4%
KB Home	6.875%	06/15/27	1,560,000	1,585,044

Independent Energy - 11.2%
Apache Corp.	4.250%	01/15/30	575,000	524,688
Apache Corp.	5.100%	09/01/40	1,345,000	1,139,888

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 98.1% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 79.4% (Continued)
Independent Energy - 11.2% (Continued)
Occidental Petroleum Corp.	7.875%	09/15/31	$1,800,000	$2,021,778
PDC Energy, Inc.	5.750%	05/15/26	2,000,000	1,946,900
Range Resources Corp. (b)	8.250%	01/15/29	1,635,000	1,723,151
				7,356,405
Leisure / Entertainment - 2.9%
Cedar Fair LP	5.375%	04/15/27	937,000	895,456
Cedar Fair LP	5.250%	07/15/29	1,100,000	1,025,530
				1,920,986
Media - Cable - 6.6%
DIRECTV Financing LLC, 144A (a)	5.875%	08/15/27	1,422,000	1,287,905
DISH DBS Corp.	7.750%	07/01/26	802,000	529,320
Nexstar Broadcasting, Inc., 144A (a)	5.625%	07/15/27	1,385,000	1,279,782
Sirius XM Radio, Inc., 144A (a)	5.500%	07/01/29	1,350,000	1,228,500
				4,325,507
Media - Non-Cable - 5.4%
AMC Networks, Inc.	4.750%	08/01/25	1,597,000	1,416,283
Lamar Media Corp.	3.750%	02/15/28	1,275,000	1,176,443
Lamar Media Corp.	4.875%	01/15/29	815,000	766,956
Nexstar Broadcasting, Inc., 144A (a)	4.750%	11/01/28	225,000	200,108
				3,559,790
Metals / Mining - 1.2%
FMG Resources August 2006 Pty., Ltd., 144A (a)	4.500%	09/15/27	800,000	768,240

Natural Gas - Distributors - 0.6%
AmeriGas Partners LP/AmeriGas Financial Corp.	5.625%	05/20/24	378,000	370,440

Restaurants - 1.3%
Papa Johns International, Inc., 144A (a)	3.875%	09/15/29	1,000,000	867,880

Retail Stores - 4.8%
Dick’s Sporting Goods, Inc.	3.150%	01/15/32	518,000	425,399
Dick’s Sporting Goods, Inc.	4.100%	01/15/52	611,000	434,059
Group 1 Automotive, Inc., 144A (a)	4.000%	08/15/28	1,164,000	1,024,669

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 98.1% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 79.4% (Continued)
Retail Stores - 4.8% (Continued)
Hanesbrands, Inc., 144A (a)	4.875%	05/15/26	$250,000	$236,875
QVC, Inc.	4.850%	04/01/24	825,000	660,033
QVC, Inc.	4.750%	02/15/27	970,000	407,400
				3,188,435
Services - 1.1%
Service Corp. International	4.625%	12/15/27	586,000	564,588
TopBuild Corp., 144A (a)	3.625%	03/15/29	227,000	194,153
				758,741
Theater Entertainment - 1.7%
Cinemark USA, Inc., 144A (a)	5.875%	03/15/26	1,180,000	1,113,023

Transportation Services - 1.7%
XPO Logistics, Inc.	6.700%	05/01/34	1,242,000	1,124,177

Vehicle Parts - 1.9%
Allison Transmission, Inc., 144A (a)	4.750%	10/01/27	1,300,000	1,228,079

Wireless Telecommunications - 0.3%
Lumen Technologies, Inc.	7.995%	06/01/36	559,000	234,780

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 98.1% (Continued)	Coupon	Maturity	Par Value	Value
Utility - 5.4%
Electric - 5.4%
NRG Energy, Inc., 144A (a)	3.625%	02/15/31	1,302,000	$1,043,904
PG&E Corp.	5.000%	07/01/28	1,000,000	943,750
Vistra Operations Co. LLC, 144A (a)	5.000%	07/31/27	1,650,000	1,560,075
				3,547,729

Investments at Value - 98.1% (Cost $73,088,273)				$64,484,539

Other Assets in Excess of Liabilities - 1.9%				1,223,683

Net Assets - 100.0%				$65,708,222

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $1,723,151, which represents 2.6% of net assets as of March 31, 2023.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS
March 31, 2023 (Unaudited)

MUNICIPAL BONDS - 90.6%	Coupon	Maturity	Par Value	Value
Bond Anticipation Note - 3.5%
Bond Anticipation Note - 3.5%
Hamilton Ohio Various Purpose Bond, Series 2022	4.000%	12/28/23	$3,160,000	$3,180,414
Racine Unified School District	4.000%	08/09/23	4,000,000	4,005,072
				7,185,486
Certificate Participation - 0.0% (a)
Lease / Rent - 0.0% (a)
Regional Transportation District Colorado COP, Series 2015-A (b)	4.000%	06/01/40	20,000	20,018

General Obligation - 11.7%
Local - 9.0%
Appleton Wisconsin Area School District, Series 2023	5.000%	03/01/24	805,000	823,020
Birmingham Michigan Public Schools, Series 2023	5.000%	05/01/37	170,000	195,897
Chambers County Texas Improvement District No. 1, Series 2020 (b)	2.000%	09/01/27	1,450,000	1,388,305
Chambers County Texas Improvement District No. 1, Series 2020 (b)	2.000%	09/01/28	1,450,000	1,373,574
Chambers County Texas Improvement District No. 1, Series 2020 (b)	2.000%	09/01/29	1,455,000	1,358,978
City of Denison Texas, Series 2023	5.000%	02/15/35	100,000	115,896
City of Denison Texas, Series 2023	5.000%	02/15/38	230,000	257,155
Harris County Texas Municipal Utility District No. 457, Series 2020	3.000%	09/01/24	475,000	474,689
High Plains Metropolitan District City of Aurora Arapahoe County Colorado, NATL, Series 2017 (b)(c)	5.000%	12/01/35	295,000	321,541
Kaufman County Texas Municipal Utility District No. 4, Series 2022	4.000%	03/01/34	550,000	573,096
Kaufman County Texas Municipal Utility District No. 5, Series 2021 (b)	3.000%	03/01/34	555,000	532,033
Kaufman County Texas Municipal Utility District No. 5, Series 2021 (b)	3.000%	03/01/35	450,000	419,473

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 90.6% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 11.7% (Continued)
Local - 9.0% (Continued)
Louisiana Local Government Environmental Facilities and Community Development Authority, Series 2021	3.850%	12/01/46	$1,500,000	$1,502,108
Northlake Texas Municipal Management District No. 1, Series 2022	5.500%	03/01/28	275,000	304,366
Northlake Texas Municipal Management District No. 1, Series 2022	5.500%	03/01/29	295,000	329,572
Northlake Texas Municipal Management District No. 1, Series 2022	5.250%	03/01/32	580,000	638,481
Pennsylvania Economic Development Financing Authority Solid Waste Disposal, Series 2021-A	4.370%	06/01/41	1,000,000	977,392
Rendezvous Residential Metropolitan District Colorado, Series 2022 (b)	2.250%	12/01/31	520,000	467,911
Rendezvous Residential Metropolitan District Colorado, Series 2022 (b)	2.350%	12/01/33	465,000	409,359
Robla California School District, Series G, AGM (c)	0.000%	08/01/36	750,000	444,241
Sunfield Municipal Utility District No. 3, Series 2021 (b)	3.000%	09/01/34	510,000	498,020
Sunfield Municipal Utility District No. 3, Series 2021 (b)	3.000%	09/01/35	525,000	496,209
Sunfield Municipal Utility District No. 3, Series 2021 (b)	3.000%	09/01/36	540,000	494,720
Sunfield Municipal Utility District No. 3, Series 2021 (b)	3.000%	09/01/37	550,000	492,934
Tarrant County Hospital District, Series 2023	5.250%	05/15/37	60,000	70,204
Texas Transportation Commission, Series 2014-B	0.650%	10/01/41	685,000	626,234
Travis County Texas Municipal Utility District No. 21, Series 2016 (b)	3.000%	09/01/27	100,000	96,017
Travis County Texas Municipal Utility District No. 21, Series 2016 (b)	3.500%	09/01/33	215,000	200,886

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 90.6% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 11.7% (Continued)
Local - 9.0% (Continued)
Village of Fox Point Milwaukee County Wisconsin, Series 2023-A	4.000%	04/01/26	$2,500,000	$2,512,897
West Harris County Texas Municipal District No. 5, Series 2015 (b)	3.375%	09/01/27	105,000	104,069
				18,499,277
State - 2.7%
Massachusetts State, Series 2021-D	5.000%	09/01/49	5,000,000	5,492,440

Local Authority - 6.9%
Education - 3.3%
Administrators of the Tulane Educational Fund, Series 2013-C (b)	5.000%	10/01/47	170,000	163,097
Public Finance Authority Taxable Educational Facilities Wisconsin, Series 2021-A (b)	5.625%	06/01/50	5,750,000	4,660,711
Virginia Commonwealth University, Series 2018-B (b)	4.585%	05/01/48	2,000,000	1,844,701
				6,668,509
Healthcare - 0.2%
Denver Health & Hospital Authority, Series 2014-B (b)	4.900%	12/01/24	410,000	405,706

Public Services - 0.5%
Port of Greater Cincinnati Ohio Development Authority, Series 2020 (b)	5.250%	12/01/35	1,000,000	933,738

Transportation - 2.9%
Public Finance Authority Wisconsin Air Cargo, Series 2021	2.012%	07/01/25	1,085,000	1,000,442
San Diego County Regional Airport Authority, Series 2014-B (b)	5.594%	07/01/43	5,135,000	5,029,658
				6,030,100

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 90.6% (Continued)	Coupon	Maturity	Par Value	Value
Prerefunded - 1.0%
Transportation - 1.0%
Hillsborough County Florida Aviation, Series 2015-A	5.000%	10/01/40	$1,985,000	$2,039,322

Revenue - 67.5%
Education - 0.0% (a)
Pennsylvania Higher Educational Facilities Authority, Series 2016 (b)	3.000%	05/01/37	15,000	12,653

Healthcare - 0.3%
Charlotte-Mechlenburg Hospital Authority, Series 2018-C	3.450%	01/15/48	500,000	505,617
Illinois Finance Authority, Series 2016-A (b)	5.000%	02/15/45	100,000	102,385
				608,002
Housing - 14.9%
District of Columbia Housing Finance Authority, Series 2022-B2	3.000%	09/01/28	3,645,000	3,592,936
Georgia Housing and Finance Authority, Series 2013-A	3.800%	12/01/37	1,155,000	1,147,356
Maryland Community Development Administration Department, Series 2021-A	1.050%	03/01/29	500,000	436,473
Memphis Tennessee Health, Educational and Housing Facility Board, Series 2020	3.400%	12/01/23	1,000,000	999,775
Minnesota State Housing Finance Agency, Series 2021-F	1.850%	07/01/32	470,000	400,566
Missouri State Housing Development, Series 2018-A	3.800%	11/01/48	2,340,000	2,298,151
Nebraska Investment Finance Authority, Series 2019-D	3.050%	09/01/42	635,000	581,893
New York City Housing Development Corp., Series 2019-E-1	3.000%	11/01/39	500,000	427,463
New York City Housing Development Corp., Series 2022-F-2-A	3.400%	11/01/62	2,500,000	2,510,756

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 90.6% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 67.5% (Continued)
Housing - 14.9% (Continued)
New York State Housing Finance Agency, Series 2020-H	1.800%	11/01/30	$560,000	$483,119
New York State Housing Finance Agency, Series 2020-H	1.950%	05/01/32	2,460,000	2,087,651
New York State Housing Finance Agency, Series 2021-A	2.350%	11/01/41	500,000	364,480
New York State Housing Finance Agency, Series 2021-J2	1.000%	05/01/61	700,000	642,563
New York State Mortgage Agency, Series 233	1.650%	04/01/30	775,000	681,557
North Carolina Housing Finance Agency, Series 38-B	3.950%	01/01/41	690,000	679,432
Pennsylvania Housing Finance Agency, Series 2017-125B	3.650%	10/01/42	3,000,000	2,729,820
Texas Department of Housing & Community Affairs, Series 2021-A	2.250%	07/01/41	2,750,000	2,070,663
Texas Department of Housing & Community Affairs, Series 2023-A	5.125%	01/01/48	5,035,000	5,277,486
Washington State Housing Finance Commission, Series 1N	3.000%	12/01/31	1,325,000	1,286,459
Washington State Housing Finance Commission, Series 2017-3N	3.250%	12/01/32	885,000	869,231
Wyoming Community Development Authority, Series 2016-2	3.200%	12/01/41	1,090,000	986,515
				30,554,345
Industrial Development - 22.7%
Bartow County Georgia Development Authority Pollution Control, Series 1997-1 (b)	1.800%	09/01/29	3,900,000	3,320,551
Burke County Georgia Development Authority Pollution Control, Series 1995-5 (b)	2.200%	10/01/32	1,900,000	1,546,643
Burke County Georgia Development Authority Pollution Control, Series 2013-A	1.500%	01/01/40	3,665,000	3,491,509

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 90.6% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 67.5% (Continued)
Industrial Development - 22.7% (Continued)
City of Whiting Indiana Environmental Facilities, Series 2017	5.000%	11/01/47	$10,625,000	$10,762,599
Indiana Finance Authority Environmental Refunding, Series 2009-A-2	3.750%	06/01/31	5,750,000	5,874,727
National Finance Authority Solid Waste Disposal, Series 2020-A-3	3.950%	04/01/24	4,990,000	4,994,286
Ohio State Air Quality Development Authority, Series 2022-B	4.000%	09/01/30	3,000,000	3,022,981
Virginia Small Business Financing Authority, Series 2022	3.500%	11/01/52	2,500,000	2,497,690
Washington State Economic Development Finance Authority, Series 2022	3.900%	12/01/42	9,000,000	9,001,708
Whiting Indiana Environmental Facilities, Series 2016-A	4.400%	03/01/46	2,000,000	2,037,196
				46,549,890
Lease / Rent - 0.2%
Wayne Township Marion County School Building Corp., Series 2023	5.000%	07/15/35	125,000	142,128
Wayne Township Marion County School Building Corp., Series 2023	5.000%	07/15/37	150,000	167,576
				309,704
Other - 0.0% (a)
Colorado Education & Cultural Facilities Authority, Series 2015-B (b)	4.000%	12/01/38	50,000	47,174

Public Services - 1.3%
Phoenix Arizona Civic Improvement Corp. Rental Car Facility, Series 2019-A (b)	5.000%	07/01/39	2,500,000	2,682,979

Recreation - 0.2%
Harris County Texas Municipal Utility District No. 500, Series 2021 (b)	3.000%	12/01/34	375,000	348,722

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 90.6% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 67.5% (Continued)
State and Non-State Appropriated Tobacco - 0.1%
California County Tobacco Securitization Agency (The), Series 2020-A (b)	4.000%	06/01/34	$150,000	$152,423

Tax - 3.1%
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (b)	5.250%	12/01/39	2,000,000	2,017,718
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (b)	5.250%	12/01/39	900,000	906,836
Northglenn Urban Renewal Authority, Series 2019 (b)	4.000%	12/01/34	400,000	400,097
Northglenn Urban Renewal Authority, Series 2019 (b)	4.000%	12/01/35	525,000	519,402
Southwest Houston Texas Redevelopment Authority, Series 2017-B (b)	4.000%	09/01/40	1,350,000	1,355,785
Village Community Development District No. 7, Series 2015 (b)	4.000%	05/01/36	1,065,000	1,050,529
				6,250,367
Transportation - 11.3%
Clark County Nevada Jet Aviation Fuel Tax, Series 2022-A	5.000%	07/01/23	6,000,000	6,024,860
Colorado High Performance Transportation Enterprise, Series 2014 (b)	5.750%	01/01/44	750,000	750,484
Denver Colorado Airport System, Series 2022-D	5.000%	11/15/25	2,000,000	2,101,009
Florida State Mid-Bay Bridge Authority, Series 2015-A (b)	5.000%	10/01/35	1,180,000	1,206,165
La Paz County Arizona Industrial Development Authority, Series 2016-A (b)	7.000%	11/15/38	1,575,000	1,580,133
La Paz County Arizona Industrial Development Authority, Series 2016-A (b)	7.125%	11/15/45	735,000	735,559

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 90.6% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 67.5% (Continued)
Transportation - 11.3% (Continued)
Love Field Airport Modernization Corp., Series 2017 (b)	5.000%	11/01/33	$425,000	$444,658
Pharr Texas International Toll Bridge System, Series 2021 (b)	4.000%	08/15/33	5,000	5,237
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/25	260,000	266,480
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/26	450,000	467,765
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/27	250,000	262,570
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/28	500,000	528,701
Triborough Bridge and Tunnel Authority, Series 2005B-4A	3.616%	01/01/32	250,000	248,073
Triborough Bridge and Tunnel Authority, Series 2021-A-2	2.000%	05/15/45	700,000	676,889
Virginia Small Business Financing Authority, Series 2017 (b)(d)(e)	6.500%	07/01/50	7,500,000	7,487,426
Virginia Small Business Financing Authority, Series 2022 (b)	5.000%	12/31/57	400,000	402,666
				23,188,675
Utilities - 13.4%
Amery Wisconsin Sewerage System	4.250%	05/01/26	1,950,000	1,967,339
Burke County Georgia Development Authority Pollution Control, Series 1994-5	2.150%	10/01/32	530,000	520,445
King County Washington Sewer Revenue, Series 2020-A	0.625%	01/01/32	3,670,000	3,594,686
Long Island Power Authority, Series 2021-B	1.500%	09/01/26	4,385,000	4,135,573
Long Island Power Authority, Series 2020-B	0.850%	09/01/50	1,000,000	942,841
Orlando Florida Utilities Commission, Series 2021-B	1.250%	10/01/46	1,125,000	975,415
PEFA, Inc. Iowa Gas Project, Series 2019	5.000%	09/01/49	595,000	606,919

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 90.6% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 67.5% (Continued)
Utilities - 13.4% (Continued)
San Antonia Texas Electric & Gas Systems, Series 2015-D	1.125%	12/01/45	$1,770,000	$1,585,174
Southern California Public Power Authority No. 1, Series 2007-A	5.000%	11/01/33	500,000	553,287
Southern California Public Power Authority No. 1, Series 2007-B	4.695%	11/01/38	5,550,000	4,967,420
Utah Infrastructure Agency Telecommunications, Series 2021	3.000%	10/15/24	500,000	486,980
Utah Infrastructure Agency Telecommunications, Series 2021	4.000%	10/15/29	600,000	575,086
Utah Infrastructure Agency Telecommunications, Series 2021 (b)	4.000%	10/15/36	200,000	175,235
Utah Infrastructure Agency Telecommunications, Series 2022	5.000%	10/15/37	1,200,000	1,183,903
Utah Infrastructure Agency Telecommunications, Series 2021 (b)	4.000%	10/15/38	2,585,000	2,206,130
Utah Infrastructure Agency Telecommunications, Series 2022	5.000%	10/15/46	3,250,000	3,057,945
				27,534,378

Total Municipal Bonds (Cost $190,316,887)				$185,513,908

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 3.8%	Coupon	Maturity	Par Value	Value
Industrial - 3.8%
Services - 3.8%
IPMI 3 LLC, 144A, Series 2021 (f) (Cost $9,105,838)	3.900%	12/01/28	$9,000,000	$7,882,860

Investments at Value - 94.4% (Cost $199,422,725)				$193,396,768

Other Assets in Excess of Liabilities - 5.6%				11,405,287

Net Assets - 100.0%				$204,802,055

(a)	Percentage rounds to less than 0.1%.

(b)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

(c)	This security is insured. In the event of a default by the bond issuer, the issuer, as noted in the security description, guarantees that scheduled principal and interest payments will be made when due.

(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(e)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $7,487,426, which represents 3.7% of net assets as of March 31, 2023.

(f)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS
March 31, 2023 (Unaudited)

MUNICIPAL BONDS - 91.6%	Coupon	Maturity	Par Value	Value
Certificate Participation - 11.0%
Healthcare - 0.3%
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/30	$350,000	$377,242
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/31	350,000	376,348
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/32	225,000	240,973
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/33	240,000	255,741
				1,250,304
Lease / Rent - 10.7%
Berthoud Colorado COP, Series 2020 (a)	4.000%	12/01/49	9,255,000	8,501,100
Castle Rock Colorado COP, Series 2020 (a)	4.000%	12/01/40	1,025,000	1,035,637
City of Aurora Colorado COP, Series 2017 (a)	5.000%	12/01/34	450,000	485,386
City of Aurora Colorado COP, Series 2017 (a)	5.000%	12/01/35	615,000	661,582
Colorado Higher Education Capital Construction COP, Series 2014-A	5.000%	11/01/24	55,000	57,075
Colorado State COP Rural Colorado, Series 2018-A (a)	5.000%	12/15/37	1,000,000	1,102,078
Denver Colorado City & County School District No. 1 COP, Series 2020-A (a)	5.000%	12/01/42	1,860,000	2,073,780
Grand Junction Colorado COP, Series 2019 (a)	4.000%	12/01/35	550,000	577,794
Gunnison County Colorado COP, Series 2020-B (a)	4.000%	12/01/34	55,000	58,515
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/34	125,000	131,995
Gunnison County Colorado COP, Series 2020-B (a)	4.000%	12/01/35	310,000	326,886
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/35	390,000	408,752
Gunnison County Colorado COP, Series 2020-B (a)	4.000%	12/01/36	325,000	338,669

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 91.6% (Continued)	Coupon	Maturity	Par Value	Value
Certificate Participation - 11.0% (Continued)
Lease / Rent - 10.7% (Continued)
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/36	$810,000	$839,767
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/37	840,000	866,417
Gunnison Watershed Colorado School District No. RE-1J COP, Series 2023	5.000%	12/01/37	600,000	692,792
Gunnison Watershed Colorado School District No. RE-1J COP, Series 2023	5.000%	12/01/38	450,000	516,559
Gunnison Watershed Colorado School District No. RE-1J COP, Series 2023	5.000%	12/01/39	800,000	913,370
Gunnison Watershed Colorado School District No. RE-1J COP, Series 2023	5.000%	12/01/40	1,100,000	1,248,024
Gunnison Watershed Colorado School District No. RE-1J COP, Series 2023	5.000%	12/01/41	1,200,000	1,354,549
Gunnison Watershed Colorado School District No. RE-1J COP, Series 2023	5.000%	12/01/42	1,000,000	1,122,915
Hyland Hills Park and Recreation District COP, Series 2022	5.000%	12/15/35	1,140,000	1,318,712
Hyland Hills Park and Recreation District COP, Series 2022	5.000%	12/15/41	2,430,000	2,703,700
Moffat County Colorado COP, Series 2021 (a)	4.000%	03/01/41	2,235,000	2,206,895
Moffat County Colorado COP, Series 2021 (a)	4.000%	03/01/46	4,060,000	3,871,830
Moffat County Colorado COP, Series 2021 (a)	4.000%	03/01/51	4,000,000	3,761,899
Platteville-Gilcrest Fire Protection District COP, Series 2018 (a)	5.000%	12/01/33	175,000	193,818
Rangeview Library District Adams Country Colorado COP, Series 2022-A	5.000%	12/15/34	430,000	489,075
Rangeview Library District Adams Country Colorado COP, Series 2022-A	5.000%	12/15/35	775,000	872,298
Town of Breckenridge Colorado COP, Series 2022	5.000%	12/01/42	2,325,000	2,533,099

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 91.6% (Continued)	Coupon	Maturity	Par Value	Value
Certificate Participation - 11.0% (Continued)
Lease / Rent - 10.7% (Continued)
Town of Firestone Colorado Water Enterprise COP, Series 2018 (a)	5.000%	12/01/42	$3,000,000	$3,185,341
				44,450,309
General Obligation - 16.8%
Local - 16.8%
Anthem West Metropolitan District, BAM, Series 2015 (a)(b)	5.000%	12/01/35	1,165,000	1,227,440
BNC Metropolitan District No. 1, BAM, Series 2017-A (a)(b)	5.000%	12/01/37	545,000	593,042
Bradburn Metropolitan District No. 2, Series 2018-A	4.000%	12/01/28	305,000	290,836
Bradburn Metropolitan District No. 2, Series 2018-A (a)	5.000%	12/01/38	600,000	581,668
Bromley Park Metropolitan District No. 2, Series 2018-B (a)	6.375%	12/15/47	1,000,000	973,985
Bromley Park Metropolitan District No. 2, BAM, Series 2018-A (a)(b)	4.000%	12/01/47	2,500,000	2,377,921
Castle Oaks Metropolitan District No. 3 Colorado, AGM, Series 2020 (b)	4.000%	12/01/50	4,690,000	4,415,035
Central Platte Valley Metropolitan District, Series 2013-A (a)	5.500%	12/01/29	750,000	763,335
Colliers Hill Metropolitan District No. 2 Town of Erie Weld County Colorado, BAM, Series 2022B-1 (a)(b)	6.000%	12/15/47	2,000,000	1,886,970
Cornerstar Metropolitan District, Series 2017-A (a)	5.125%	12/01/37	1,000,000	980,394
Crested Butte Colorado Fire Protection District, Series 2022 (a)	5.000%	12/01/46	5,770,000	6,404,702
Denver Colorado City & County School District No. 1, Series 2022-B	5.000%	12/01/23	3,400,000	3,454,373
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a)(b)	4.000%	12/01/36	700,000	726,571

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 91.6% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 16.8% (Continued)
Local - 16.8% (Continued)
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a)(b)	4.000%	12/01/37	$750,000	$771,786
Erie Farm Metropolitan District, AGM, Series 2021 (a)(b)	5.000%	12/01/35	175,000	199,240
Erie Farm Metropolitan District, AGM, Series 2021 (a)(b)	5.000%	12/01/41	570,000	627,005
Erie Farm Metropolitan District, AGM, Series 2021 (a)(b)	4.000%	12/01/51	1,100,000	1,004,003
Fossil Ridge Metropolitan District No. 3 Colorado, BAM, Series 2020 (a)(b)	4.000%	12/01/34	1,075,000	1,126,595
Fremont Custer & El Paso Counties Colorado School District No. RE-2, Series 2023	5.000%	12/01/40	1,000,000	1,130,162
Fremont Custer & El Paso Counties Colorado School District No. RE-2, Series 2023	5.250%	12/01/47	3,250,000	3,679,459
Gold Hill Mesa Metropolitan District No. 2, Series 2022-A	5.000%	12/01/23	305,000	308,875
Gold Hill Mesa Metropolitan District No. 2, Series 2022-A	5.000%	12/01/24	215,000	221,154
Gold Hill Mesa Metropolitan District No. 2, Series 2022-A	5.000%	12/01/25	135,000	140,372
Great Western Park Metropolitan District No. 2 Colorado, AGM, Series 2021 (a)(b)	4.000%	12/01/35	520,000	554,873
Great Western Park Metropolitan District No. 2 Colorado, AGM, Series 2021 (a)(b)	4.000%	12/01/36	555,000	584,692
High Plains Metropolitan District, NATL, Series 2017 (a)(b)	5.000%	12/01/35	500,000	544,985
Hogback Metropolitan District Colorado, Series 2021-A (a)	5.000%	12/01/41	700,000	637,233
Longs Peak Metropolitan District Colorado, Series 2021 (a)	5.250%	12/01/51	6,500,000	5,487,737
North Pine Vistas Metropolitan District No. 2, AGM, Series 2022 (b)	5.250%	12/01/42	625,000	667,953

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 91.6% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 16.8% (Continued)
Local - 16.8% (Continued)
North Pine Vistas Metropolitan District No. 2, AGM, Series 2022 (b)	5.000%	12/01/52	$1,000,000	$1,028,665
North Pine Vistas Metropolitan District No. 3, AGM, Series 2021-A (a)(b)	4.000%	12/01/36	175,000	183,823
Park Creek Metropolitan District, AGM, Series 2022-A (b)	5.000%	12/01/37	370,000	410,921
Park Creek Metropolitan District, AGM, Series 2022-A (b)	5.000%	12/01/38	655,000	723,223
Park Creek Metropolitan District, AGM, Series 2022-A (b)	5.000%	12/01/39	730,000	801,718
Park Creek Metropolitan District, AGM, Series 2022-A (b)	5.000%	12/01/41	500,000	542,954
Park Creek Metropolitan District, AGM, Series 2022-A (b)	5.000%	12/01/42	500,000	540,149
Prairie Center Metropolitan District No. 7 Colorado, Series 2020 (a)	4.125%	12/15/36	500,000	439,343
Prairie Center Metropolitan District No. 7 Colorado, Series 2020 (a)	4.875%	12/15/44	700,000	600,010
Sand Creek County Metropolitan District, AGM, Series 2017 (a)(b)	4.000%	12/01/35	380,000	403,044
Sand Creek County Metropolitan District, AGM, Series 2020-B (a)(b)	4.000%	12/01/35	3,405,000	3,626,709
Sand Creek County Metropolitan District, AGM, Series 2020-B (a)(b)	4.000%	12/01/40	2,325,000	2,349,448
SBC Metropolitan District, AGM, Series 2016 (a)(b)	5.000%	12/01/34	205,000	220,675
Sierra Ridge Metropolitan District No. 2, AGM, Series 2022 (a)(b)	4.000%	12/01/46	1,665,000	1,581,297
Sorrel Ranch Metropolitan District Colorado, AGM, Series 2020 (a)(b)	4.000%	12/01/34	665,000	696,917
Sorrel Ranch Metropolitan District Colorado, AGM, Series 2020 (a)(b)	4.000%	12/01/35	570,000	590,529
Sorrel Ranch Metropolitan District Colorado, AGM, Series 2020 (a)(b)	4.000%	12/01/37	500,000	506,890

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 91.6% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 16.8% (Continued)
Local - 16.8% (Continued)
Southshore Metropolitan District No. 2 City of Aurora Arapahoe County Colorado, BAM, Series 2020-A-2 (a)(b)	4.000%	12/01/46	$6,300,000	$5,992,239
Sterling Hills West Metropolitan District, Series 2017 (a)	5.000%	12/01/39	750,000	792,123
Weld County Colorado School District No. RE-4, Series 2023	5.000%	12/01/38	1,675,000	1,945,402
Weld County Colorado School District No. RE-4, Series 2023	5.000%	12/01/39	2,100,000	2,416,367
Whispering Pines Metropolitan District No. 1 Colorado, AGM, Series 2023 (b)	5.000%	12/01/43	325,000	343,300
Whispering Pines Metropolitan District No. 1 Colorado, AGM, Series 2023 (b)	5.000%	12/01/52	900,000	932,898
				70,031,040
Local Authority - 4.1%
Housing - 0.4%
Colorado Housing & Finance Authority, Series 2020-C-1	1.878%	05/01/23	295,000	294,230
Colorado Housing & Finance Authority, Series 2020-C-1	1.928%	11/01/23	340,000	333,202
Colorado Housing & Finance Authority, Series 2020-C-1	2.025%	05/01/24	150,000	145,150
Colorado Housing & Finance Authority, Series 2020-C-1	2.075%	11/01/24	250,000	239,167
Colorado Housing & Finance Authority, Series 2020-C-1	2.175%	11/01/25	500,000	469,100
				1,480,849
Lease / Rent - 0.1%
Boulder Municipal Property COP, Series 2019	2.250%	11/01/24	500,000	482,102

Local - 2.3%
Board of Trustees of the Colorado School of Mines, AGM, Series 2022-C (b)	4.800%	12/01/27	2,000,000	2,031,252

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 91.6% (Continued)	Coupon	Maturity	Par Value	Value
Local Authority - 4.1% (Continued)
Local - 2.3% (Continued)
Eagle County Colorado School District, Series 2021	0.793%	12/01/25	$3,000,000	$2,731,349
Eagle County Colorado School District, Series 2021	0.903%	12/01/26	5,000,000	4,429,972
Garfield County School District No. RE-2, Series 2012-B (a)	3.050%	12/01/26	500,000	478,149
				9,670,722
Recreation - 0.4%
Park Creek Metropolitan District, Series 2017-B	3.150%	12/01/23	405,000	401,113
Park Creek Metropolitan District, Series 2017-B	3.300%	12/01/24	425,000	417,370
Park Creek Metropolitan District, Series 2017-B	3.450%	12/01/25	500,000	488,525
Park Creek Metropolitan District, Series 2017-B (a)	3.600%	12/01/26	300,000	291,813
				1,598,821
Tax - 0.4%
Grand Junction Colorado, Series 2020-A	1.826%	03/01/25	620,000	588,889
Park Creek Metropolitan District, Series 2018-B	3.650%	12/01/23	805,000	797,542
Park Creek Metropolitan District, Series 2018-B	3.800%	12/01/24	440,000	434,888
				1,821,319
Utilities - 0.5%
Todd Creek Village Metropolitan District Colorado, Series 2018-B (a)	5.875%	12/01/38	845,000	845,552
Town of Estes Park Colorado Power & Communications, Series 2019-B	2.362%	11/01/23	770,000	758,626
Town of Estes Park Colorado Power & Communications, Series 2019-B	2.646%	11/01/25	430,000	410,199
				2,014,377

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 91.6% (Continued)	Coupon	Maturity	Par Value	Value
Prerefunded - 2.1%
Lease / Rent - 0.9%
Regional Transportation District Colorado COP, Series 2014-A	5.000%	06/01/39	$3,830,000	$3,843,611

Local - 1.2%
Powhaton Road Metropolitan District No. 2, Series 2019-A	5.625%	12/01/48	2,515,000	2,632,444
Tallyns Reach Metropolitan District No. 3, Series 2013 (a)	5.125%	11/01/38	2,065,000	2,094,666
				4,727,110
Revenue - 27.9%
Education - 2.6%
Board of Trustees of the Colorado School of Mines, AGM, Series 2022-A (b)	5.250%	12/01/47	1,000,000	1,102,123
Board of Trustees of the Colorado School of Mines, AGM, Series 2022-B (b)	5.250%	12/01/52	4,150,000	4,541,869
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	10/01/34	1,975,000	2,000,584
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	05/01/35	3,145,000	3,231,643
				10,876,219
Healthcare - 3.6%
Colorado Health Facilities Authority, Series 2022-B	5.000%	12/01/23	875,000	884,971
Colorado Health Facilities Authority, Series 2019-A	5.000%	01/01/24	1,145,000	1,163,480
Colorado Health Facilities Authority, Series 2017-A	5.000%	05/15/24	575,000	588,018
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/29	425,000	457,532
Colorado Health Facilities Authority, Series 2015 (a)	5.000%	05/15/30	500,000	517,738
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/30	710,000	762,895
Colorado Health Facilities Authority, Series 2023-A (a)	3.000%	05/15/30	410,000	345,766

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 91.6% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 27.9% (Continued)
Healthcare - 3.6% (Continued)
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/31	$1,155,000	$1,239,228
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/32	1,650,000	1,766,718
Colorado Health Facilities Authority, Series 2015	5.000%	01/15/35	1,630,000	1,697,671
Colorado Health Facilities Authority, Series 2020	4.000%	10/01/35	335,000	343,393
Colorado Health Facilities Authority, Series 2019-A-1 (a)	4.000%	08/01/37	875,000	857,536
Colorado Health Facilities Authority, Series 2019-A (a)	5.000%	11/15/37	200,000	220,318
Colorado Health Facilities Authority, Series 2019 (a)	4.000%	01/01/39	1,200,000	1,204,452
Colorado Health Facilities Authority, Series 2023-A (a)	4.000%	05/15/41	500,000	390,893
Colorado Health Facilities Authority, Series 2015 (a)	4.000%	01/15/45	2,155,000	2,035,759
Colorado Health Facilities Authority, Series 2023-A (a)	4.000%	05/15/48	500,000	359,840
				14,836,208
Housing - 0.1%
Colorado Housing and Finance Authority, Series 2021-E	3.000%	11/01/51	500,000	489,655

Other - 3.3%
Colorado Educational & Cultural Facilities Authority, Series 2014	5.000%	11/15/24	435,000	446,409
Colorado Educational & Cultural Facilities Authority, Series 2015-A (a)	4.125%	07/01/26	480,000	470,350
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	3.750%	07/01/26	60,000	57,500
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	05/15/29	2,600,000	2,756,025

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 91.6% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 27.9% (Continued)
Other - 3.3% (Continued)
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	11/15/31	$1,000,000	$1,027,119
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	12/01/31	1,500,000	1,541,245
Colorado Educational & Cultural Facilities Authority, Series 2016-A (a)	5.000%	12/15/31	715,000	765,668
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	10/01/32	1,340,000	1,374,951
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	06/01/36	1,580,000	1,640,340
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	07/01/36	1,000,000	1,026,224
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	07/01/36	1,000,000	967,012
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	08/01/36	1,140,000	1,182,405
Colorado Educational & Cultural Facilities Authority, Series 2014B (a)	5.625%	01/15/44	425,000	427,412
				13,682,660
Public Services - 6.3%
Cherry Creek Corporate Center Metropolitan District, Series 2015-A (a)	5.000%	06/01/37	500,000	482,744
Park Creek Metropolitan District, Series 2015-A (a)	5.000%	12/01/27	620,000	653,718
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/36	300,000	311,629
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/37	400,000	414,886
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/41	1,500,000	1,546,204
Park Creek Metropolitan District, Series 2015-A (a)	5.000%	12/01/45	550,000	563,720
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/46	4,930,000	5,061,747

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 91.6% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 27.9% (Continued)
Public Services - 6.3% (Continued)
Rampart Range Colorado Metropolitan District No. 1, AGM, Series 2017 (a)(b)	5.000%	12/01/42	$1,905,000	$2,012,544
Rampart Range Colorado Metropolitan District No. 1, AGM, Series 2017 (a)(b)	5.000%	12/01/47	10,835,000	11,314,487
Southglenn Metropolitan District Colorado, Series 2016 (a)	5.000%	12/01/30	3,505,000	3,505,764
Sterling Ranch Community Authority Colorado, Series 2020-A (a)	3.750%	12/01/40	500,000	401,280
				26,268,723
Tax - 4.2%
City of Idaho Springs Colorado Sales Tax Revenue, AGM, Series 2018 (a)(b)	5.000%	12/01/34	525,000	561,368
Denver Colorado Urban Renewal Authority Tax Increment, Series 2013-A-1 (a)	5.000%	12/01/23	190,000	190,300
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a)	5.250%	12/01/39	3,700,000	3,732,779
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a)	5.250%	12/01/39	1,300,000	1,309,875
Superior Open Space Sales and Use Tax Colorado, AGM, Series 2020 (a)(b)	5.000%	06/01/40	750,000	827,821
Wheat Ridge Colorado Urban Renewal Authority, Series 2021 (a)	4.000%	12/01/34	2,000,000	2,123,639
Wheat Ridge Colorado Urban Renewal Authority, Series 2021 (a)	4.000%	12/01/35	2,000,000	2,088,958
Wheat Ridge Colorado Urban Renewal Authority, Series 2021 (a)	4.000%	12/01/36	3,240,000	3,337,564
Wheat Ridge Colorado Urban Renewal Authority, Series 2021 (a)	4.000%	12/01/37	3,360,000	3,421,557
				17,593,861
Transportation - 7.1%
Denver Colorado City & County Airport System, Series 2022-D	5.000%	11/15/24	15,000,000	15,477,031

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 91.6% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 27.9% (Continued)
Transportation - 7.1% (Continued)
Denver Colorado City & County Airport System, Series 2020-B-2	5.000%	11/15/31	$7,690,000	$8,032,996
Grand Junction Regional Airport Authority, NATL, Series 2016-A (a)(b)	5.000%	12/01/31	1,155,000	1,229,059
State of Colorado Education Loan Program, Series 2022-B	5.000%	06/29/23	5,000,000	5,026,622
				29,765,708
Utilities - 0.7%
City of Colorado Springs Colorado Utilities System, Series 2020-A	5.000%	11/15/23	155,000	157,218
Puerto Rico Electric Power Authority, AGM, Series 2007-UU (3MO LIBOR + 52) (a)(b)(c)	3.705%	07/01/29	400,000	363,244
Todd Creek Village Metropolitan District Colorado, Series 2018-A	5.000%	12/01/28	1,200,000	1,270,340
Todd Creek Village Metropolitan District Colorado, Series 2018-A (a)	5.250%	12/01/38	1,000,000	1,044,828
Town of Firestone Colorado Water Enterprise, BAM, Series 2020 (b)	2.000%	12/01/23	15,000	14,879
				2,850,509
Variable Rate Demand Note - 29.7%
City of Colorado Springs Colorado Utilities System, Series 2007-A (a)(c)	3.950%	11/01/37	15,425,000	15,425,000
Colorado Health Facilities Authority, Series 2016-B (a)	3.950%	12/01/45	26,490,000	26,490,000
Colorado Health Facilities Authority, Series 2020-A (a)	3.650%	12/01/52	9,000,000	9,000,000
Colorado Health Facilities Authority, Series 2022-F	3.850%	05/15/62	22,700,000	22,700,000
Colorado Health Facilities Authority, Series 2022-E	3.600%	05/15/62	31,300,000	31,300,000
Denver Colorado City and County COP, Series 2008-A-3	3.700%	12/01/31	2,300,000	2,300,000

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 91.6% (Continued)	Coupon	Maturity	Par Value	Value
Variable Rate Demand Note - 29.7% (Continued)
University of Colorado Hospital Authority, Series 2018-C	4.000%	11/15/39	$6,255,000	$6,255,000
University of Colorado Hospital Authority, Series 2019-A	3.970%	11/15/49	10,000,000	10,000,000
				123,470,000

Investments at Value - 91.6% (Cost $396,989,309)				$381,204,107

Other Assets in Excess of Liabilities - 8.4%				35,169,962

Net Assets - 100.0%				$416,374,069

(a)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

(b)	This security is insured. In the event of a default by the bond issuer, the issuer, as noted in the security description, guarantees that scheduled principal and interest payments will be made when due.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL FUNDS
STATEMENT OF INVESTMENTS
March 31, 2023 (Unaudited)

COMMON ABBREVIATIONS

A.B.	Aktiebolag is the Swedish equivalent of the term corporation.

ADR	American Depositary Receipt.

A.G.	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AGM	Assured Guaranty Municipal.

A.S.	Andonim Sirketi, Joint Stock Company in Turkey.

A/S	Aktieselskab is a Danish Joint Stock Company.

A.S.A	Aksjeselskop is the Norwegian term for a stock-based company.

BAM	Build America Mutual.

Bhd.	Berhad is a Malaysian term for a public limited company.

COP	Certificate of Participation.

H15T1Y	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.

LIBOR	London Interbank Offered Rate.

LLC	Limited Liability Company.

LP	Limited Partnership.

Ltd.	Limited.

NATL	National Public Finance Guarantee Corp.

N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OYJ	Julkinen osakeyhtiö means public stock company.

PCL	Public Company Limited.

PJSC	Public Joint-Stock Company.

PLC	Public Limited Company.

P.S.Q.C.	Pakistan Standards & Quality Control Authority.

REIT(s)	Real Estate Investment Trust.

S.A.	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.

S.A.A.	Sociedad Anonima Abierta is a Peruvian term for a publicly held corporation.

S.A. de C.V.	Sociedad Anonima de Capital Variable is a corporative type of business in Mexico.

S.A.B de C.V.	Sociedad Anónima Bursátil de Capital Variable is the Mexican term for publicly traded companies.

S.A.K.P.	Suid Afrikaanse Kommunistiese Party.

SARL	Societe Anonyme a Responsabilite Limitee is the French term for Limited Liability Company.

S.E.	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

SOFR	Secured Overnight Financing Rate.

S.p.A.	Societa per azioni is the Italian equivalent of the term Public Limited Companies.

Tbk P.T.	Terbuka Perseroan Terbatas is an Indonesia term for a public limited company.

LIBOR Rates as of March 31, 2023:

1MO LIBOR 4.86%

3MO LIBOR 5.19%